UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5897
RIVERSOURCE MARKET ADVANTAGE SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: January 31
Date of reporting period: October 31, 2010

Item 1. Schedule of Investments
Investments in Affiliated Funds
Columbia Portfolio Builder Conservative Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (25.0%)

	Shares		Value(a)
Dividend Income (1.0%)
Columbia Dividend Opportunity Fund	389,053		$2,906,227

International (6.5%)
Columbia Global Equity Fund	127,235		904,642
Columbia Multi-Advisor International Value Fund	804,828		5,078,462
Columbia Seligman Global Technology Fund	33,985	(b)	692,276
RiverSource Disciplined International Equity Fund	222,336		1,645,289
RiverSource Partners International Select Growth Fund	791,226		5,483,193
RiverSource Partners International Small Cap Fund	165,868		1,035,016
Threadneedle International Opportunity Fund	377,695		3,357,705

Total			18,196,583

Real Estate (2.7%)
RiverSource Real Estate Fund	691,188		7,451,011

U.S. Large Cap (11.2%)
Columbia Diversified Equity Income Fund	566,368		5,301,201
Columbia Equity Value Fund	44,758		432,809
Columbia Large Core Quantitative Fund	958,480		4,945,756
Columbia Large Growth Quantitative Fund	516,230		4,563,474
Columbia Recovery and Infrastructure Fund	149,717		2,874,568
Columbia Select Large-Cap Value Fund	108,337		1,521,058
Columbia Seligman Communications and Information Fund	30,813	(b)	1,376,731
RiverSource Partners Fundamental Value Fund	935,125		4,451,194
Seligman Growth Fund	1,343,547		6,180,314

Total			31,647,105

U.S. Mid Cap (2.7%)
Columbia Mid Cap Growth Opportunity Fund	413,027	(b)	4,448,296
Columbia Mid Cap Value Opportunity Fund	401,529		2,963,286

Total			7,411,582

U.S. Small Cap (0.9%)
Columbia Frontier Fund	111,119	(b)	1,150,080
Columbia Multi-Advisor Small Cap Value Fund	233,174	(b)	1,249,811

Total			2,399,891

Total Equity Funds (Cost: $58,307,638)			$70,012,399

Fixed Income Funds (70.1%)

	Shares	Value(a)
Global Bond (7.7%)
Columbia Global Bond Fund	2,880,006	$21,542,449

Inflation Protected Securities (6.9%)
Columbia Inflation Protected Securities Fund	1,780,397	19,281,694

	Shares		Value(a)
Investment Grade (55.5%)
Columbia Diversified Bond Fund	13,048,883		66,549,305
Columbia Limited Duration Credit Fund	5,166,581	(c)	52,130,802
Columbia U.S. Government Mortgage Fund	1,124,984		5,973,667
RiverSource Short Duration U.S. Government Fund	6,371,108		30,645,031

Total			155,298,805

Total Fixed Income Funds (Cost: $183,406,073)			$196,122,948

Cash Equivalents (4.7%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	13,200,180	$13,200,180

Total Cash Equivalents (Cost: $13,200,180)		$13,200,180

Total Investments in Affiliated Funds (Cost: $254,913,891)(d)		$279,335,527

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held
Columbia Limited Duration Credit Fund	8.38%

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $254,914,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,501,000
Unrealized depreciation	(79,000)

Net unrealized appreciation	$24,422,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$279,335,527	$—	$—	$279,335,527

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Conservative Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (39.8%)

	Shares		Value(a)
Dividend Income (1.7%)
Columbia Dividend Opportunity Fund	1,105,545		$8,258,422

International (10.9%)
Columbia Emerging Markets Opportunity Fund	582,016		5,907,463
Columbia Global Equity Fund	359,360		2,555,050
Columbia Multi-Advisor International Value Fund	2,020,771		12,751,063
Columbia Seligman Global Technology Fund	96,564	(b)	1,967,005
RiverSource Disciplined International Equity Fund	558,887		4,135,761
RiverSource Partners International Select Growth Fund	1,985,023		13,756,207
RiverSource Partners International Small Cap Fund	420,276		2,622,522
Threadneedle International Opportunity Fund	946,581		8,415,109

Total			52,110,180

Real Estate (2.7%)
RiverSource Real Estate Fund	1,179,788	(c)	12,718,112

U.S. Large Cap (18.7%)
Columbia Diversified Equity Income Fund	1,612,299		15,091,119
Columbia Equity Value Fund	128,720		1,244,722
Columbia Large Core Quantitative Fund	2,732,503		14,099,716
Columbia Large Growth Quantitative Fund	1,468,170		12,978,619
Columbia Recovery and Infrastructure Fund	408,847		7,849,870
Columbia Select Large-Cap Value Fund	304,318		4,272,625
Columbia Seligman Communications and Information Fund	88,484	(b)	3,953,447
RiverSource Partners Fundamental Value Fund	2,659,624		12,659,812
Seligman Growth Fund	3,819,065		17,567,697

Total			89,717,627

U.S. Mid Cap (4.4%)
Columbia Mid Cap Growth Opportunity Fund	1,176,715	(b)	12,673,216
Columbia Mid Cap Value Opportunity Fund	1,136,333		8,386,140

Total			21,059,356

U.S. Small Cap (1.4%)
Columbia Frontier Fund	319,161	(b)	3,303,321
Columbia Multi-Advisor Small Cap Value Fund	665,288	(b)	3,565,947

Total			6,869,268

Total Equity Funds (Cost: $172,082,255)			$190,732,965

Fixed Income Funds (60.2%)

	Shares		Value(a)
Floating Rate (1.3%)
Columbia Floating Rate Fund	729,058		$6,408,418

Global Bond (6.1%)
Columbia Global Bond Fund	3,934,841	(c)	29,432,608

High Yield (7.6%)
Columbia Income Opportunities Fund	3,609,147		36,416,296

	Shares		Value(a)
Inflation Protected Securities (5.5%)
Columbia Inflation Protected Securities Fund	2,434,521		26,365,862

Investment Grade (39.7%)
Columbia Diversified Bond Fund	20,754,011		105,845,458
Columbia Limited Duration Credit Fund	4,801,801	(c)	48,450,169
Columbia U.S. Government Mortgage Fund	1,533,882		8,144,912
RiverSource Short Duration U.S. Government Fund	5,805,690		27,925,371

Total			190,365,910

Total Fixed Income Funds (Cost: $268,418,952)			$288,989,094

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	38	$38

Total Cash Equivalents (Cost: $38)		$38

Total Investments in Affiliated Funds (Cost: $440,501,245)(d)		$479,722,097

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

Columbia Limited Duration Credit Fund	7.79%
RiverSource Real Estate Fund	5.87
Columbia Global Bond Fund	5.50

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $440,501,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$42,558,000
Unrealized depreciation	(3,337,000)

Net unrealized appreciation	$39,221,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$479,722,097	$—	$—	$479,722,097

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (54.6%)

	Shares		Value(a)
Dividend Income (2.4%)
Columbia Dividend Opportunity Fund	4,327,410		$32,325,754

International (15.2%)
Columbia Emerging Markets Opportunity Fund	2,279,930		23,141,286
Columbia Global Equity Fund	1,421,983		10,110,299
Columbia Multi-Advisor International Value Fund	7,907,480	(c)	49,896,196
Columbia Seligman Global Technology Fund	374,105	(b)	7,620,516
RiverSource Disciplined International Equity Fund	2,191,405		16,216,399
RiverSource Partners International Select Growth Fund	7,774,605	(c)	53,878,015
RiverSource Partners International Small Cap Fund	1,649,370	(c)	10,292,070
Threadneedle International Opportunity Fund	3,712,106	(c)	33,000,625

Total			204,155,406

Real Estate (2.6%)
RiverSource Real Estate Fund	3,291,059	(c)	35,477,616

U.S. Large Cap (26.2%)
Columbia Diversified Equity Income Fund	6,330,008		59,248,871
Columbia Equity Value Fund	506,349		4,896,392
Columbia Large Core Quantitative Fund	10,684,875		55,133,953
Columbia Large Growth Quantitative Fund	5,748,697	(c)	50,818,482
Columbia Recovery and Infrastructure Fund	1,572,970		30,201,021
Columbia Select Large-Cap Value Fund	1,193,282		16,753,679
Columbia Seligman Communications and Information Fund	344,360	(b)	15,386,003
RiverSource Partners Fundamental Value Fund	10,413,866	(c)	49,570,002
Seligman Growth Fund	14,976,998		68,894,193

Total			350,902,596

U.S. Mid Cap (6.2%)
Columbia Mid Cap Growth Opportunity Fund	4,613,200	(b)	49,684,164
Columbia Mid Cap Value Opportunity Fund	4,458,189		32,901,437

Total			82,585,601

U.S. Small Cap (2.0%)
Columbia Frontier Fund	1,241,980	(b,c)	12,854,488
Columbia Multi-Advisor Small Cap Value Fund	2,609,222	(b)	13,985,427

Total			26,839,915

Total Equity Funds (Cost: $693,367,439)			$732,286,888

Fixed Income Funds (45.4%)

	Shares		Value(a)
Floating Rate (1.0%)
Columbia Floating Rate Fund	1,524,019		$13,396,129

Global Bond (4.6%)
Columbia Global Bond Fund	8,260,453	(c)	61,788,186

	Shares		Value(a)
High Yield (5.7%)
Columbia Income Opportunities Fund	7,601,797	(c)	76,702,136

Inflation Protected Securities (4.1%)
Columbia Inflation Protected Securities Fund	5,106,147	(c)	55,299,577

Investment Grade (30.0%)
Columbia Diversified Bond Fund	69,598,616	(c)	354,952,942
Columbia Limited Duration Credit Fund	1,776,399		17,923,864
Columbia U.S. Government Mortgage Fund	3,211,269	(c)	17,051,840
RiverSource Short Duration U.S. Government Fund	2,434,154		11,708,282

Total			401,636,928

Total Fixed Income Funds
(Cost: $553,706,949)			$608,822,956

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	230	$230

Total Cash Equivalents (Cost: $230)		$230

Total Investments in Affiliated Funds (Cost: $1,247,074,618)(d)		$1,341,110,074

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Real Estate Fund	16.37%
RiverSource Partners International Select Growth Fund	13.39
Columbia Global Bond Fund	11.55
Columbia Inflation Protected Securities Fund	9.80
RiverSource Partners Fundamental Value Fund	9.16
Columbia Income Opportunities Fund	9.13
Columbia Frontier Fund	8.69
Threadneedle International Opportunity Fund	8.10
Columbia Mutli-Advisor International Value Fund	7.23
RiverSource Partners International Small Cap Fund	6.98
Columbia U.S. Government Mortgage Fund	6.87
Columbia Diversified Bond Fund	6.85
Columbia Large Growth Quantitative Fund	6.50

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $1,247,075,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$117,014,000
Unrealized depreciation	(22,979,000)

Net unrealized appreciation	$94,035,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$1,341,110,074	$—	$—	$1,341,110,074

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Moderate Aggressive Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (69.5%)

	Shares		Value(a)
Dividend Income (3.1%)
Columbia Dividend Opportunity Fund	4,739,403		$35,403,340

International (19.6%)
Columbia Emerging Markets Opportunity Fund	2,511,147		25,488,140
Columbia Global Equity Fund	1,549,351		11,015,884
Columbia Multi-Advisor International Value Fund	8,645,218	(c)	54,551,327
Columbia Seligman Global Technology Fund	413,897	(b)	8,431,079
RiverSource Disciplined International Equity Fund	2,382,532		17,630,737
RiverSource Partners International Select Growth Fund	8,513,962	(c)	59,001,757
RiverSource Partners International Small Cap Fund	1,791,193	(c)	11,177,043
Threadneedle International Opportunity Fund	4,067,959	(c)	36,164,159

Total			223,460,126

Real Estate (2.6%)
RiverSource LaSalle Monthly Dividend Real Estate Fund	478,314	(c)	2,118,933
RiverSource Real Estate Fund	2,614,632	(c)	28,185,732

Total			30,304,665

U.S. Large Cap (33.8%)
Columbia Diversified Equity Income Fund	6,924,300		64,811,445
Columbia Equity Value Fund	555,131		5,368,113
Columbia Large Core Quantitative Fund	11,709,121		60,419,066
Columbia Large Growth Quantitative Fund	6,301,574	(c)	55,705,915
Columbia Recovery and Infrastructure Fund	1,703,829	(c)	32,713,521
Columbia Select Large-Cap Value Fund	1,306,881		18,348,613
Columbia Seligman Communications and Information Fund	376,133	(b)	16,805,605
RiverSource Partners Fundamental Value Fund	11,416,680	(c)	54,343,399
Seligman Capital Fund	45,674	(b)	1,122,655
Seligman Growth Fund	16,372,833		75,315,032

Total			384,953,364

U.S. Mid Cap (7.8%)
Columbia Mid Cap Growth Opportunity Fund	4,937,647	(b)	53,178,453
Columbia Mid Cap Value Opportunity Fund	4,883,985		36,043,813

Total			89,222,266

U.S. Small Cap (2.6%)
Columbia Frontier Fund	1,357,213	(b,c)	14,047,158
Columbia Multi-Advisor Small Cap Value Fund	2,835,592	(b)	15,198,773

Total			29,245,931

Total Equity Funds (Cost: $784,980,912)			$792,589,692

Fixed Income Funds (30.4%)

	Shares		Value(a)
Floating Rate (0.8%)
Columbia Floating Rate Fund	1,070,747		$9,411,865

Global Bond (3.1%)
Columbia Global Bond Fund	4,690,494	(c)	35,084,897

	Shares		Value(a)
High Yield (3.8%)
Columbia Income Opportunities Fund	4,334,188	(c)	43,731,962

Inflation Protected Securities (2.8%)
Columbia Inflation Protected Securities Fund	2,905,455	(c)	31,466,082

Investment Grade (19.9%)
Columbia Diversified Bond Fund	40,634,244		207,234,642
Columbia Limited Duration Credit Fund	1,010,624		10,197,191
Columbia U.S. Government Mortgage Fund	1,831,111		9,723,198

Total			227,155,031

Total Fixed Income Funds (Cost: $316,724,854)			$346,849,837

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	13	$13

Total Cash Equivalents (Cost: $13)		$13

Total Investments in Affiliated Funds (Cost: $1,101,705,779)(d)		$1,139,439,542

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource Partners International Select Growth Fund	14.66%
RiverSource Real Estate Fund	13.00
RiverSource Partners Fundamental Value Fund	10.04
Columbia Frontier Fund	9.49
Threadneedle International Opportunity Fund	8.87
Columbia Mutli-Advisor International Value Fund	7.90
RiverSource Partners International Small Cap Fund	7.58
Columbia Large Growth Quantitative Fund	7.12
RiverSource LaSalle Monthly Dividend Real Estate Fund	6.65
Columbia Global Bond Fund	6.56
Columbia Inflation Protected Securities Fund	5.57
Columbia Recovery and Infrastructure Fund	5.29
Columbia Income Opportunities Fund	5.20

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $1,101,706,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$89,967,000
Unrealized depreciation	(52,233,000)

Net unrealized appreciation	$37,734,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$1,139,439,542	$—	$—	$1,139,439,542

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Aggressive Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (84.7%)

	Shares		Value(a)
Dividend Income (3.8%)
Columbia Dividend Opportunity Fund	2,805,525		$20,957,274

International (23.5%)
Columbia Emerging Markets Opportunity Fund	1,485,838		15,081,258
Columbia Global Equity Fund	530,428		3,771,340
Columbia Multi-Advisor International Value Fund	5,123,248		32,327,692
Columbia Seligman Global Technology Fund	245,048	(b)	4,991,634
RiverSource Disciplined International Equity Fund	1,411,927		10,448,262
RiverSource Partners International Select Growth Fund	5,047,871	(c)	34,981,746
RiverSource Partners International Small Cap Fund	1,063,537		6,636,472
Threadneedle International Opportunity Fund	2,408,910	(c)	21,415,215

Total			129,653,619

Real Estate (3.2%)
RiverSource LaSalle Global Real Estate Fund	727,293	(c)	3,018,267
RiverSource Real Estate Fund	1,362,100	(c)	14,683,444

Total			17,701,711

U.S. Large Cap (42.2%)
Columbia Diversified Equity Income Fund	4,097,949		38,356,798
Columbia Equity Value Fund	329,102		3,182,414
Columbia Large Core Quantitative Fund	6,926,519		35,740,838
Columbia Large Growth Quantitative Fund	3,728,998		32,964,343
Columbia Recovery and Infrastructure Fund	999,628		19,192,860
Columbia Select Large-Cap Value Fund	774,204		10,869,818
Columbia Seligman Communications and Information Fund	222,352	(b)	9,934,675
RiverSource Partners Fundamental Value Fund	6,754,919	(c)	32,153,413
Seligman Capital Fund	214,756	(b)	5,278,700
Seligman Growth Fund	9,699,626		44,618,278

Total			232,292,137

U.S. Mid Cap (8.8%)
Columbia Mid Cap Growth Opportunity Fund	2,514,749	(b)	27,083,850
Columbia Mid Cap Value Opportunity Fund	2,886,389		21,301,551

Total			48,385,401

U.S. Small Cap (3.2%)
Columbia Frontier Fund	807,726	(b,c)	8,359,969
Columbia Multi-Advisor Small Cap Value Fund	1,359,576	(b)	7,287,327
Columbia Select Smaller-Cap Value Fund	118,471	(b)	1,848,145

Total			17,495,441

Total Equity Funds (Cost: $465,225,430)			$466,485,583

Fixed Income Funds (15.3%)

	Shares	Value(a)
Floating Rate (0.4%)
Columbia Floating Rate Fund	256,302	$2,252,893

	Shares	Value(a)
Global Bond (1.5%)
Columbia Global Bond Fund	1,135,981	8,497,136

High Yield (1.9%)
Columbia Income Opportunities Fund	1,050,442	10,598,962

Inflation Protected Securities (1.4%)
Columbia Inflation Protected Securities Fund	703,770	7,621,826

Investment Grade (10.1%)
Columbia Diversified Bond Fund	9,842,695	50,197,743
Columbia Limited Duration Credit Fund	244,781	2,469,843
Columbia U.S. Government Mortgage Fund	443,557	2,355,289

Total		55,022,875

Total Fixed Income Funds (Cost: $75,595,524)		$83,993,692

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	119	$119

Total Cash Equivalents (Cost: $119)		$119

Total Investments in Affiliated Funds (Cost: $540,821,073)(d)		$550,479,394

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource LaSalle Global Real Estate Fund	19.99%
RiverSource Partners International Select Growth Fund	8.70
RiverSource Real Estate Fund	6.78
RiverSource Partners Fundamental Value Fund	5.94
Columbia Frontier Fund	5.65
Threadneedle International Opportunity Fund	5.26

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $540,821,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$43,606,000
Unrealized depreciation	(33,948,000)

Net unrealized appreciation	$9,658,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$550,479,394	$—	$—	$550,479,394

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Columbia Portfolio Builder Total Equity Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (100.0%)

	Shares		Value(a)
Dividend Income (4.5%)
Columbia Dividend Opportunity Fund	2,729,321		$20,388,026

International (27.7%)
Columbia Emerging Markets Opportunity Fund	1,445,887		14,675,756
Columbia Global Equity Fund	370,415		2,633,650
Columbia Multi-Advisor International Value Fund	4,976,602		31,402,356
Columbia Seligman Global Technology Fund	238,360	(b)	4,855,404
RiverSource Disciplined International Equity Fund	1,373,310		10,162,493
RiverSource Partners International Select Growth Fund	4,908,263	(c)	34,014,266
RiverSource Partners International Small Cap Fund	1,037,338		6,472,989
Threadneedle International Opportunity Fund	2,343,302	(c)	20,831,954

Total			125,048,868

Real Estate (3.6%)
RiverSource LaSalle Global Real Estate Fund	970,576	(c)	4,027,889
RiverSource Real Estate Fund	1,123,142	(c)	12,107,474

Total			16,135,363

U.S. Large Cap (50.6%)
Columbia Diversified Equity Income Fund	3,983,258		37,283,293
Columbia Equity Value Fund	320,166		3,096,004
Columbia Large Core Quantitative Fund	6,741,018		34,783,651
Columbia Large Growth Quantitative Fund	3,624,356		32,039,309
Columbia Recovery and Infrastructure Fund	968,412		18,593,504
Columbia Select Large-Cap Value Fund	753,451		10,578,456
Columbia Seligman Communications and Information Fund	217,243	(b)	9,706,430
RiverSource Partners Fundamental Value Fund	6,565,649	(c)	31,252,487
Seligman Capital Fund	320,687	(b)	7,882,484
Seligman Growth Fund	9,423,798		43,349,473

Total			228,565,091

U.S. Mid Cap (9.8%)
Columbia Mid Cap Growth Opportunity Fund	2,199,408	(b)	23,687,621
Columbia Mid Cap Value Opportunity Fund	2,809,290		20,732,562

Total			44,420,183

U.S. Small Cap (3.8%)
Columbia Frontier Fund	786,354	(b,c)	8,138,766
Columbia Multi-Advisor Small Cap Value Fund	674,786	(b)	3,616,853
Columbia Select Smaller-Cap Value Fund	352,676	(b)	5,501,744

Total			17,257,363

Total Equity Funds (Cost: $450,932,775)			$451,814,894

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	7	$7

Total Cash Equivalents (Cost: $7)		$7

Total Investments in Affiliated Funds (Cost: $450,932,782)(d)		$451,814,901

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Oct. 31, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource LaSalle Global Real Estate Fund	26.67%
RiverSource Partners International Select Growth Fund	8.46
RiverSource Partners Fundamental Value Fund	5.78
RiverSource Real Estate Fund	5.59
Columbia Frontier Fund	5.50
Threadneedle International Opportunity Fund	5.12

(d)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $450,933,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$37,000,000
Unrealized depreciation	(36,118,000)

Net unrealized appreciation	$882,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$451,814,901	$—	$—	$451,814,901

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
RiverSource S&P 500 Index Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.8%)
General Dynamics Corp.	5,014		$341,554
Goodrich Corp.	1,669	(d)	136,975
Honeywell International, Inc.	10,172		479,203
ITT Corp.	2,423	(d)	114,341
L-3 Communications Holdings, Inc.	1,486	(d)	107,274
Lockheed Martin Corp.	3,906		278,459
Northrop Grumman Corp.	3,866		244,370
Precision Castparts Corp.	1,872	(d)	255,678
Raytheon Co.	4,936		227,451
Rockwell Collins, Inc.	2,052		124,167
The Boeing Co.	9,629		680,193
United Technologies Corp.	12,269		917,352

Total			3,907,017

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	2,212	(d)	155,902
Expeditors International of Washington, Inc.	2,821		139,245
FedEx Corp.	4,163		365,178
United Parcel Service, Inc., Class B	13,066		879,864

Total			1,540,189

Airlines (0.1%)
Southwest Airlines Co.	9,851	(d)	135,550

Auto Components (0.2%)
Johnson Controls, Inc.	8,863	(d)	311,268
The Goodyear Tire & Rubber Co.	3,194	(b)	32,643

Total			343,911

Automobiles (0.5%)
Ford Motor Co.	45,372	(b,d)	641,107
Harley-Davidson, Inc.	3,105		95,261

Total			736,368

Beverages (2.6%)
Brown-Forman Corp., Class B	1,359	(d)	82,641
Coca-Cola Enterprises, Inc.	4,374		105,020
Constellation Brands, Inc., Class A	2,351	(b)	46,385
Dr Pepper Snapple Group, Inc.	3,143		114,877
Molson Coors Brewing Co., Class B	2,071	(d)	97,813
PepsiCo, Inc.	20,995		1,370,974
The Coca-Cola Co.	30,468		1,868,297

Total			3,686,007

Issuer	Shares		Value(a)
Biotechnology (1.4%)
Amgen, Inc.	12,626	(b)	722,080
Biogen Idec, Inc.	3,183	(b)	199,606
Celgene Corp.	6,075	(b)	377,075
Cephalon, Inc.	1,009	(b,d)	67,038
Genzyme Corp.	3,345	(b)	241,275
Gilead Sciences, Inc.	11,068	(b)	439,068

Total			2,046,142

Building Products (—%)
Masco Corp.	4,744		50,571

Capital Markets (2.4%)
Ameriprise Financial, Inc.	3,292	(e)	170,163
E*Trade Financial Corp.	2,607	(b)	37,280
Federated Investors, Inc., Class B	1,210	(d)	30,141
Franklin Resources, Inc.	1,925		220,798
Invesco Ltd.	6,177	(d)	142,071
Janus Capital Group, Inc.	2,431	(d)	25,671
Legg Mason, Inc.	2,024	(d)	62,805
Morgan Stanley	18,400		457,609
Northern Trust Corp.	3,183	(d)	157,972
State Street Corp.	6,641		277,328
T Rowe Price Group, Inc.	3,405		188,194
The Bank of New York Mellon Corp.	16,024		401,561
The Charles Schwab Corp.	13,068		201,247
The Goldman Sachs Group, Inc.	6,800		1,094,461

Total			3,467,301

Chemicals (2.1%)
Air Products & Chemicals, Inc.	2,782		236,387
Airgas, Inc.	958		67,951
CF Industries Holdings, Inc.	958		117,384
Eastman Chemical Co.	976		76,684
Ecolab, Inc.	3,077		151,758
EI du Pont de Nemours & Co.	11,943		564,664
FMC Corp.	977		71,419
International Flavors & Fragrances, Inc.	1,069	(d)	53,621
Monsanto Co.	7,104		422,120
PPG Industries, Inc.	2,158		165,519
Praxair, Inc.	4,060		370,840
Sigma-Aldrich Corp.	1,623		102,931
The Dow Chemical Co.	15,318		472,253
The Sherwin-Williams Co.	1,194		87,126

Total			2,960,657

Commercial Banks (2.7%)
BB&T Corp.	9,160		214,436
Comerica, Inc.	2,340		83,725
Fifth Third Bancorp	10,513	(d)	132,043
First Horizon National Corp.	3,074	(b,d)	31,017
Huntington Bancshares, Inc.	9,446		53,559
KeyCorp	11,625	(d)	95,209
M&T Bank Corp.	1,138	(d)	85,066
Marshall & Ilsley Corp.	6,947	(d)	41,057
PNC Financial Services Group, Inc.	6,925		373,258
Regions Financial Corp.	16,586		104,492
SunTrust Banks, Inc.	6,615		165,507

Issuer	Shares		Value(a)
U.S. Bancorp	25,308		611,947
Wells Fargo & Co.	69,028		1,800,249
Zions Bancorporation	2,299		47,497

Total			3,839,062

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	1,438		52,271
Cintas Corp.	1,763	(d)	48,430
Iron Mountain, Inc.	2,640	(d)	57,526
Pitney Bowes, Inc.	2,710	(d)	59,457
Republic Services, Inc.	4,064		121,148
RR Donnelley & Sons Co.	2,705		49,907
Stericycle, Inc.	1,138	(b,d)	81,640
Waste Management, Inc.	6,289		224,643

Total			695,022

Communications Equipment (2.3%)
Cisco Systems, Inc.	75,331	(b)	1,719,808
Harris Corp.	1,714	(d)	77,456
JDS Uniphase Corp.	2,942	(b,d)	30,920
Juniper Networks, Inc.	6,855	(b)	222,033
Motorola, Inc.	30,762	(b)	250,710
QUALCOMM, Inc.	21,173		955,537
Tellabs, Inc.	5,030		34,305

Total			3,290,769

Computers & Peripherals (4.3%)
Apple, Inc.	12,029	(b)	3,619,164
Dell, Inc.	22,326	(b)	321,048
EMC Corp.	27,060	(b)	568,531
Hewlett-Packard Co.	29,911		1,258,056
Lexmark International, Inc., Class A	1,057	(b)	40,198
NetApp, Inc.	4,685	(b,d)	249,476
QLogic Corp.	1,422	(b,d)	24,985
SanDisk Corp.	3,081	(b)	115,784
Western Digital Corp.	3,027	(b)	96,925

Total			6,294,167

Construction & Engineering (0.2%)
Fluor Corp.	2,368	(d)	114,114
Jacobs Engineering Group, Inc.	1,679	(b,d)	64,826
Quanta Services, Inc.	2,760	(b)	54,262

Total			233,202

Construction Materials (—%)
Vulcan Materials Co.	1,705	(d)	62,250

Consumer Finance (0.7%)
American Express Co.	13,802	(d)	572,231
Capital One Financial Corp.	6,041		225,148
Discover Financial Services	7,151		126,215
SLM Corp.	6,393	(b)	76,077

Total			999,671

Containers & Packaging (0.2%)
Ball Corp.	1,206		77,618

Issuer	Shares		Value(a)
Bemis Co., Inc.	1,420	(d)	45,099
Owens-Illinois, Inc.	2,137	(b)	59,900
Pactiv Corp.	1,798	(b)	59,658
Sealed Air Corp.	2,084	(d)	48,245

Total			290,520

Distributors (0.1%)
Genuine Parts Co.	2,066		98,879

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	1,690	(b)	63,342
DeVry, Inc.	818		39,149
H&R Block, Inc.	4,090	(d)	48,221

Total			150,712

Diversified Financial Services (3.9%)
Bank of America Corp.	132,314		1,513,672
Citigroup, Inc.	335,990	(b)	1,401,078
CME Group, Inc.	870		251,996
IntercontinentalExchange, Inc.	998	(b)	114,640
JPMorgan Chase & Co.	52,299		1,968,011
Leucadia National Corp.	2,595	(b,d)	65,965
Moody’s Corp.	2,673	(d)	72,331
NYSE Euronext	3,415		104,636
The NASDAQ OMX Group, Inc.	1,898	(b)	39,896

Total			5,532,225

Diversified Telecommunication Services (2.8%)
AT&T, Inc.	77,923		2,220,806
CenturyLink, Inc.	3,955	(d)	163,656
Frontier Communications Corp.	13,083		114,869
Qwest Communications International, Inc.	22,944		151,430
Verizon Communications, Inc.	37,290		1,210,806
Windstream Corp.	6,361		80,530

Total			3,942,097

Electric Utilities (1.9%)
Allegheny Energy, Inc.	2,257		52,362
American Electric Power Co., Inc.	6,313	(d)	236,359
Duke Energy Corp.	17,394	(d)	316,745
Edison International	4,305		158,855
Entergy Corp.	2,463		183,567
Exelon Corp.	8,715		355,745
FirstEnergy Corp.	4,043	(d)	146,842
NextEra Energy, Inc.	5,490		302,170
Northeast Utilities	2,336		73,070
Pepco Holdings, Inc.	2,964		57,087
Pinnacle West Capital Corp.	1,418		58,365
PPL Corp.	6,355		170,950
Progress Energy, Inc.	3,851	(d)	173,295
Southern Co.	10,972		415,509

Total			2,700,921

Electrical Equipment (0.5%)
Emerson Electric Co.	9,928		545,047
Rockwell Automation, Inc.	1,868		116,507

Issuer	Shares		Value(a)
Roper Industries, Inc.	1,246		86,510

Total			748,064

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.	4,556	(b)	158,549
Amphenol Corp., Class A	2,304		115,500
Corning, Inc.	20,593		376,439
FLIR Systems, Inc.	2,063	(b,d)	57,434
Jabil Circuit, Inc.	2,578	(d)	39,547
Molex, Inc.	1,817	(d)	36,885

Total			784,354

Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	5,677		263,015
Cameron International Corp.	3,187	(b)	139,431
Diamond Offshore Drilling, Inc.	940	(d)	62,190
FMC Technologies, Inc.	1,602	(b,d)	115,504
Halliburton Co.	11,999		382,288
Helmerich & Payne, Inc.	1,384	(d)	59,208
Nabors Industries Ltd.	3,765	(b,c)	78,689
National Oilwell Varco, Inc.	5,532		297,400
Rowan Companies, Inc.	1,487	(b)	48,922
Schlumberger Ltd.	18,022		1,259,559

Total			2,706,206

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	5,774	(d)	362,434
CVS Caremark Corp.	17,928		539,991
Safeway, Inc.	5,027	(d)	115,118
SUPERVALU, Inc.	2,774	(d)	29,931
Sysco Corp.	7,736		227,903
The Kroger Co.	8,489	(d)	186,758
Walgreen Co.	12,852		435,426
Wal-Mart Stores, Inc.	26,364		1,428,138
Whole Foods Market, Inc.	1,922	(b,d)	76,400

Total			3,402,099

Food Products (1.9%)
Archer-Daniels-Midland Co.	8,456		281,754
Campbell Soup Co.	2,544	(d)	92,220
ConAgra Foods, Inc.	5,779	(d)	129,970
Dean Foods Co.	2,408	(b,d)	25,043
General Mills, Inc.	8,486	(d)	318,564
HJ Heinz Co.	4,212	(d)	206,851
Hormel Foods Corp.	892	(d)	40,961
Kellogg Co.	3,458		173,799
Kraft Foods, Inc., Class A	23,004		742,340
McCormick & Co., Inc.	1,764		78,004
Mead Johnson Nutrition Co.	2,683		157,814
Sara Lee Corp.	8,736		125,187
The Hershey Co.	2,023		100,118
The JM Smucker Co.	1,552	(d)	99,763
Tyson Foods, Inc., Class A	3,919		60,940

Total			2,633,328

Issuer	Shares		Value(a)
Gas Utilities (0.1%)
Nicor, Inc.	599	(d)	28,530
Oneok, Inc.	1,392		69,350

Total			97,880

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	7,686		391,217
Becton Dickinson and Co.	3,068	(d)	231,695
Boston Scientific Corp.	19,997	(b)	127,581
CareFusion Corp.	2,916	(b)	70,392
CR Bard, Inc.	1,233		102,487
DENTSPLY International, Inc.	1,879	(d)	58,982
Hospira, Inc.	2,229	(b,d)	132,581
Intuitive Surgical, Inc.	531	(b,d)	139,626
Medtronic, Inc.	14,250		501,744
St. Jude Medical, Inc.	4,317	(b)	165,341
Stryker Corp.	4,487		222,062
Varian Medical Systems, Inc.	1,629	(b)	102,985
Zimmer Holdings, Inc.	2,639	(b)	125,194

Total			2,371,887

Health Care Providers & Services (2.0%)
Aetna, Inc.	5,512		164,588
AmerisourceBergen Corp.	3,684	(d)	120,909
Cardinal Health, Inc.	4,655		161,482
CIGNA Corp.	3,604	(d)	126,825
Coventry Health Care, Inc.	1,947	(b)	45,599
DaVita, Inc.	1,347	(b)	96,647
Express Scripts, Inc.	7,130	(b,d)	345,948
Five Star Quality Care, Inc.	—	(b,h)	1
Humana, Inc.	2,255	(b)	131,444
Laboratory Corp. of America Holdings	1,342	(b,d)	109,131
McKesson Corp.	3,425		225,982
Medco Health Solutions, Inc.	5,706	(b)	299,736
Patterson Companies, Inc.	1,275	(d)	35,254
Quest Diagnostics, Inc.	1,938		95,233
Tenet Healthcare Corp.	6,389	(b,d)	27,856
UnitedHealth Group, Inc.	14,838		534,910
WellPoint, Inc.	5,295	(b)	287,730

Total			2,809,275

Health Care Technology (0.1%)
Cerner Corp.	911	(b,d)	80,013

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp. Unit	5,719		246,889
Darden Restaurants, Inc.	1,825		83,421
International Game Technology	3,913	(d)	61,004
Marriott International, Inc., Class A	3,772	(d)	139,753
McDonald’s Corp.	14,058		1,093,290
Starbucks Corp.	9,782		278,591
Starwood Hotels & Resorts Worldwide, Inc.	2,508	(d)	135,783
Wyndham Worldwide Corp.	2,366		68,023
Wynn Resorts Ltd.	1,018		109,099
Yum! Brands, Inc.	6,166		305,587

Total			2,521,440

Issuer	Shares		Value(a)
Household Durables (0.4%)
DR Horton, Inc.	3,699	(d)	38,618
Fortune Brands, Inc.	1,997		107,938
Harman International Industries, Inc.	939	(b)	31,503
Leggett & Platt, Inc.	1,927	(d)	39,272
Lennar Corp., Class A	2,082	(d)	30,210
Newell Rubbermaid, Inc.	3,672	(d)	64,811
Pulte Group, Inc.	4,437	(b,d)	34,830
Stanley Black & Decker, Inc.	2,206		136,706
Whirlpool Corp.	1,022	(d)	77,498

Total			561,386

Household Products (2.4%)
Clorox Co.	1,840		122,452
Colgate-Palmolive Co.	6,397	(d)	493,337
Kimberly-Clark Corp.	5,417		343,113
The Procter & Gamble Co.	37,435		2,379,742

Total			3,338,644

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	2,653		80,227
NRG Energy, Inc.	3,317	(b,d)	66,041
The AES Corp.	8,793	(b)	104,989

Total			251,257

Industrial Conglomerates (2.4%)
3M Co.	9,401		791,752
General Electric Co.	140,983		2,258,548
Textron, Inc.	3,628	(d)	75,535
Tyco International Ltd.	6,540	(c)	250,351

Total			3,376,186

Insurance (4.0%)
ACE Ltd.	4,460	(c)	265,013
Aflac, Inc.	6,208		346,965
American International Group, Inc.	1,792	(b,d)	75,282
AON Corp.	4,325		171,919
Assurant, Inc.	1,396		55,198
Berkshire Hathaway, Inc., Class B	22,837	(b,d)	1,816,912
Chubb Corp.	4,166		241,711
Cincinnati Financial Corp.	2,121	(d)	62,442
Genworth Financial, Inc., Class A	6,435	(b)	72,973
Hartford Financial Services Group, Inc.	5,844		140,139
Lincoln National Corp.	4,196	(d)	102,718
Loews Corp.	4,202		165,895
Marsh & McLennan Companies, Inc.	7,132	(d)	178,157
MetLife, Inc.	11,944		481,702
Principal Financial Group, Inc.	4,240		113,802
Prudential Financial, Inc.	6,167		324,261
The Allstate Corp.	7,080		215,869
The Progressive Corp.	8,798		186,166
The Travelers Companies, Inc.	6,201		342,295
Torchmark Corp.	1,080		61,862
Unum Group	4,316		96,765
XL Group PLC	4,495		95,069

Total			5,613,115

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	4,645	(b,d)	767,076
Expedia, Inc.	2,716		78,628
priceline.com, Inc.	640	(b,d)	241,158

Total			1,086,862

Internet Software & Services (2.1%)
Akamai Technologies, Inc.	2,404	(b,d)	124,215
eBay, Inc.	15,211	(b)	453,440
Google, Inc., Class A	3,264	(b)	2,000,798
Monster Worldwide, Inc.	1,721	(b,d)	31,081
VeriSign, Inc.	2,309	(b)	80,238
Yahoo!, Inc.	17,801	(b,d)	293,895

Total			2,983,667

IT Services (3.2%)
Automatic Data Processing, Inc.	6,471	(d)	287,442
Cognizant Technology Solutions Corp., Class A	3,950	(b)	257,501
Computer Sciences Corp.	2,019		99,032
Fidelity National Information Services, Inc.	3,497		94,769
Fiserv, Inc.	1,969	(b)	107,350
IBM Corp.	16,654		2,391,513
Mastercard, Inc., Class A	1,276		306,317
Paychex, Inc.	4,257		117,919
SAIC, Inc.	3,860	(b,d)	59,984
Teradata Corp.	2,230	(b)	87,773
The Western Union Co.	8,710		153,296
Total System Services, Inc.	2,164	(d)	33,780
Visa, Inc., Class A	6,574		513,890

Total			4,510,566

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.	3,563	(b,d)	16,782
Hasbro, Inc.	1,849		85,516
Mattel, Inc.	4,766		111,191

Total			213,489

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.	2,426	(b,d)	121,737
PerkinElmer, Inc.	1,533		35,949
Thermo Fisher Scientific, Inc.	5,393	(b)	277,307
Waters Corp.	1,221	(b)	90,513

Total			525,506

Machinery (2.0%)
Caterpillar, Inc.	8,294		651,908
Cummins, Inc.	2,612		230,117
Danaher Corp.	7,046		305,515
Deere & Co.	5,593		429,542
Dover Corp.	2,460		130,626
Eaton Corp.	2,236		198,624
Flowserve Corp.	731		73,100
Illinois Tool Works, Inc.	6,661		304,408
PACCAR, Inc.	4,819		247,022
Pall Corp.	1,514	(d)	64,602

Issuer	Shares		Value(a)
Parker Hannifin Corp.	2,110		161,521
Snap-On, Inc.	757		38,607

Total			2,835,592

Media (3.2%)
CBS Corp., Class B	8,956	(d)	151,625
Comcast Corp., Class A	36,991		761,275
DIRECTV, Class A	11,418	(b)	496,226
Discovery Communications, Inc., Class A	3,750	(b,d)	167,288
Gannett Co., Inc.	3,148	(d)	37,304
Meredith Corp.	492	(d)	16,703
News Corp., Class A	30,059		434,653
Omnicom Group, Inc.	3,952		173,730
Scripps Networks Interactive, Inc., Class A	1,189		60,508
The Interpublic Group of Companies, Inc.	6,426	(b)	66,509
The McGraw-Hill Companies, Inc.	4,101	(d)	154,403
The New York Times Co., Class A	1,535	(b,d)	11,773
The Walt Disney Co.	25,247		911,669
The Washington Post Co., Class B	76	(d)	30,563
Time Warner Cable, Inc.	4,710		272,568
Time Warner, Inc.	14,845		482,611
Viacom, Inc., Class B	8,030	(d)	309,878

Total			4,539,286

Metals & Mining (1.1%)
AK Steel Holding Corp.	1,436		18,079
Alcoa, Inc.	13,490	(d)	177,124
Allegheny Technologies, Inc.	1,293	(d)	68,128
Cliffs Natural Resources, Inc.	1,795		117,034
Freeport-McMoRan Copper & Gold, Inc.	6,204		587,395
Newmont Mining Corp.	6,474		394,072
Nucor Corp.	4,182		159,836
Titanium Metals Corp.	1,188	(b,d)	23,356
United States Steel Corp.	1,891	(d)	80,916

Total			1,625,940

Multiline Retail (0.8%)
Big Lots, Inc.	1,020	(b,d)	31,997
Family Dollar Stores, Inc.	1,758	(d)	81,167
JC Penney Co., Inc.	3,116		97,157
Kohl’s Corp.	4,085	(b,g)	209,152
Macy’s, Inc.	5,578	(d)	131,864
Nordstrom, Inc.	2,245		86,455
Sears Holdings Corp.	591	(b,d)	42,540
Target Corp.	9,502		493,534

Total			1,173,866

Multi-Utilities (1.4%)
Ameren Corp.	3,155		91,432
CenterPoint Energy, Inc.	5,570		92,239
CMS Energy Corp.	3,040	(d)	55,875
Consolidated Edison, Inc.	3,730	(d)	185,456
Dominion Resources, Inc.	7,794		338,727
DTE Energy Co.	2,250	(d)	105,210
Integrys Energy Group, Inc.	1,037		55,158
NiSource, Inc.	3,671	(d)	63,545
PG&E Corp.	5,136		245,604

Issuer	Shares		Value(a)
Public Service Enterprise Group, Inc.	6,692		216,486
SCANA Corp.	1,467	(d)	59,912
Sempra Energy	3,261		174,398
TECO Energy, Inc.	2,849	(d)	50,114
Wisconsin Energy Corp.	1,518		90,382
Xcel Energy, Inc.	6,077	(d)	144,997

Total			1,969,535

Office Electronics (0.2%)
Xerox Corp.	18,230		213,291

Oil, Gas & Consumable Fuels (9.1%)
Anadarko Petroleum Corp.	6,508		400,698
Apache Corp.	4,820		486,916
Cabot Oil & Gas Corp.	1,362	(d)	39,471
Chesapeake Energy Corp.	8,637	(d)	187,423
Chevron Corp.	26,539		2,192,387
ConocoPhillips	19,548		1,161,151
Consol Energy, Inc.	2,987	(d)	109,802
Denbury Resources, Inc.	5,247	(b,d)	89,304
Devon Energy Corp.	5,731		372,630
El Paso Corp.	9,285		123,119
EOG Resources, Inc.	3,329	(d)	318,652
EQT Corp.	1,961	(d)	73,420
Exxon Mobil Corp.	67,164	(g)	4,464,392
Hess Corp.	3,849		242,602
Kinder Morgan Management LLC	1	(b)	37
Marathon Oil Corp.	9,363		333,042
Massey Energy Co.	1,342		56,458
Murphy Oil Corp.	2,526		164,594
Noble Energy, Inc.	2,323		189,278
Occidental Petroleum Corp.	10,707		841,891
Peabody Energy Corp.	3,563		188,483
Pioneer Natural Resources Co.	1,512		105,538
QEP Resources, Inc.	2,320		76,630
Range Resources Corp.	2,093		78,257
Southwestern Energy Co.	4,551	(b,d)	154,051
Spectra Energy Corp.	8,559	(d)	203,447
Sunoco, Inc.	1,615		60,514
Tesoro Corp.	1,881		24,378
The Williams Companies, Inc.	7,694		165,575
Valero Energy Corp.	7,472		134,122

Total			13,038,262

Paper & Forest Products (0.1%)
International Paper Co.	5,751	(d)	145,385
MeadWestvaco Corp.	2,275		58,536

Total			203,921

Personal Products (0.2%)
Avon Products, Inc.	5,649		172,012
The Estee Lauder Companies, Inc., Class A	1,483	(d)	105,545

Total			277,557

Issuer	Shares		Value(a)
Pharmaceuticals (5.8%)
Abbott Laboratories	20,381		1,045,953
Allergan, Inc.	4,034		292,102
Bristol-Myers Squibb Co.	22,602		607,994
Eli Lilly & Co.	13,361		470,307
Forest Laboratories, Inc.	3,763	(b)	124,367
Johnson & Johnson	36,307		2,311,667
King Pharmaceuticals, Inc.	3,280	(b)	46,379
Merck & Co., Inc.	40,581		1,472,279
Mylan, Inc.	4,104	(b,d)	83,393
Pfizer, Inc.	106,010		1,844,574
Watson Pharmaceuticals, Inc.	1,403	(b)	65,450

Total			8,364,465

Professional Services (0.1%)
Dun & Bradstreet Corp.	658		48,962
Equifax, Inc.	1,662	(d)	55,062
Robert Half International, Inc.	1,937	(d)	52,512

Total			156,536

Real Estate Investment Trusts (REITs) (1.5%)
Apartment Investment & Management Co., Class A	1,568	(d)	36,550
AvalonBay Communities, Inc.	1,130	(d)	120,130
Boston Properties, Inc.	1,845		159,021
Equity Residential	3,739		181,828
HCP, Inc.	4,113	(d)	148,109
Health Care REIT, Inc.	1,764	(d)	90,140
Host Hotels & Resorts, Inc.	8,689	(d)	138,068
Kimco Realty Corp.	5,376	(d)	92,628
Plum Creek Timber Co., Inc.	2,111	(d)	77,769
ProLogis	7,337	(d)	100,150
Public Storage	1,840	(d)	182,565
Simon Property Group, Inc.	3,847	(d)	369,389
Ventas, Inc.	2,053	(d)	109,959
Vornado Realty Trust	2,164	(d)	189,112
Weyerhaeuser Co.	7,045		114,270

Total			2,109,688

Real Estate Management & Development (—%)
CB Richard Ellis Group, Inc., Class A	3,813	(b,d)	69,969

Road & Rail (0.9%)
CSX Corp.	5,010		307,865
Norfolk Southern Corp.	4,874		299,702
Ryder System, Inc.	685		29,969
Union Pacific Corp.	6,583		577,197

Total			1,214,733

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.	7,474	(b,d)	54,784
Altera Corp.	4,028	(d)	125,714
Analog Devices, Inc.	3,911	(d)	131,683
Applied Materials, Inc.	17,611		217,672
Broadcom Corp., Class A	5,890		239,959
First Solar, Inc.	703	(b,d)	96,789
Intel Corp.	73,441		1,473,961
KLA-Tencor Corp.	2,233		79,763
Linear Technology Corp.	2,976	(d)	95,916

Issuer	Shares		Value(a)
LSI Corp.	8,489	(b)	44,482
MEMC Electronic Materials, Inc.	3,010	(b)	38,588
Microchip Technology, Inc.	2,459	(d)	79,131
Micron Technology, Inc.	11,271	(b,d)	93,211
National Semiconductor Corp.	3,153	(d)	43,196
Novellus Systems, Inc.	1,219	(b,d)	35,607
NVIDIA Corp.	7,563	(b)	90,983
Teradyne, Inc.	2,404	(b,d)	27,021
Texas Instruments, Inc.	15,750		465,728
Xilinx, Inc.	3,436	(d)	92,119

Total			3,526,307

Software (4.0%)
Adobe Systems, Inc.	6,920	(b)	194,798
Autodesk, Inc.	3,005	(b)	108,721
BMC Software, Inc.	2,368	(b)	107,649
CA, Inc.	5,097		118,301
Citrix Systems, Inc.	2,467	(b)	158,061
Compuware Corp.	2,954	(b,d)	29,570
Electronic Arts, Inc.	4,353	(b,d)	68,995
Intuit, Inc.	3,729	(b)	178,992
McAfee, Inc.	1,994	(b)	94,316
Microsoft Corp.	100,425		2,675,322
Novell, Inc.	4,615	(b)	27,367
Oracle Corp.	51,051		1,500,899
Red Hat, Inc.	2,493	(b)	105,354
Salesforce.com, Inc.	1,517	(b,d)	176,078
Symantec Corp.	10,420	(b)	168,596

Total			5,713,019

Specialty Retail (1.9%)
Abercrombie & Fitch Co., Class A	1,175		50,361
AutoNation, Inc.	818	(b,d)	18,994
AutoZone, Inc.	394	(b)	93,626
Bed Bath & Beyond, Inc.	3,504	(b)	153,826
Best Buy Co., Inc.	4,544	(d)	195,301
CarMax, Inc.	2,960	(b,d)	91,730
GameStop Corp., Class A	1,972	(b,d)	38,770
Home Depot, Inc.	21,954		677,939
Limited Brands, Inc.	3,512		103,218
Lowe’s Companies, Inc.	18,526		395,159
Office Depot, Inc.	3,650	(b)	16,389
O’Reilly Automotive, Inc.	1,831	(b)	107,114
RadioShack Corp.	1,668	(d)	33,577
Ross Stores, Inc.	1,613		95,151
Staples, Inc.	9,604		196,593
The Gap, Inc.	5,776		109,802
Tiffany & Co.	1,686	(d)	89,358
TJX Companies, Inc.	5,264		241,564
Urban Outfitters, Inc.	1,709	(b,d)	52,586

Total			2,761,058

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	3,904		195,200
NIKE, Inc., Class B	5,085		414,122
Polo Ralph Lauren Corp.	836		80,992
VF Corp.	1,147		95,476

Total			785,790

Issuer	Shares		Value(a)
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	6,935		80,793
People’s United Financial, Inc.	4,897		60,282

Total			141,075

Tobacco (1.7%)
Altria Group, Inc.	27,477		698,465
Lorillard, Inc.	1,987		169,571
Philip Morris International, Inc.	24,182		1,414,647
Reynolds American, Inc.	2,206	(d)	143,169

Total			2,425,852

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,935	(d)	99,614
WW Grainger, Inc.	778	(d)	96,495

Total			196,109

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A	5,313	(b)	274,204
MetroPCS Communications, Inc.	3,476	(b,d)	36,185
Sprint Nextel Corp.	39,350	(b,d)	162,122

Total			472,511

Total Common Stocks (Cost: $130,519,207)			$141,432,796

Money Market Fund (0.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.241%	535,834	(e)	$535,834

Total Money Market Fund (Cost: $535,834)			$535,834

Investments of Cash Collateral Received for Securities on Loan (12.2%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
Cantor Fitzgerald & Co. dated 10-29-10, matures 11-01-10, repurchase price
$5,000,100	0.240%	$5,000,000	$5,000,000
Deutsche Bank AG dated 10-29-10, matures 11-01-10, repurchase price
$3,303,753	0.230	3,303,690	3,303,690
MF Global Holdings Ltd. dated 10-29-10, matures 11-01-10, repurchase price
$5,000,104	0.250	5,000,000	5,000,000
Pershing LLC dated 10-29-10, matures 11-01-10, repurchase price
$4,000,107	0.320	4,000,000	4,000,000

Total			17,303,690

	Effective	Principal
Issuer	yield	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $17,303,690)			$17,303,690

Total Investments in Securities
(Cost: $148,358,731)(i)			$159,272,320

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives

Futures Contracts Outstanding at Oct. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	2	$589,850	Dec. 2010	$21,243
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.42% of net assets.

(d)	At Oct. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.
At Oct. 31, 2010, the Fund held 3,292 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $170,163. Ameriprise is the parent company of Columbia Management Investment Advisers, LLC, which serves as the Investment Manager to the Fund. The cost of the Fund’s purchases and proceeds from sales of shares of Ameriprise common stock were $37,436 and $63,808, respectively, for the nine month period ended Oct. 31, 2010. The Fund realized gains of $21,227 on sales transactions of Ameriprise common stock and earned aggregate dividends of $1,765 during the nine month period ended Oct. 31, 2010.
(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Grantor Trust	$257
Fannie Mae Interest Strip	80,068
Fannie Mae Pool	622,893
Fannie Mae Principal Strip	14,504
Fannie Mae REMICS	749,932
Fannie Mae Whole Loan	12,350
Federal National Mortgage Association	30,240
FHLMC Multifamily Structured Pass Through Certificates	197
FHLMC Structured Pass Through Securities	5,785
Freddie Mac Coupon Strips	545
Freddie Mac Non Gold Pool	301,102
Freddie Mac Reference REMIC	4,195
Freddie Mac REMICS	326,995
Freddie Mac Strips	173,135
Ginnie Mae I Pool	674,256
Ginnie Mae II Pool	1,266,511
Government National Mortgage Association	439,728
United States Treasury Inflation Indexed Bonds	50,639
United States Treasury Strip Coupon	261,625
United States Treasury Strip Principal	85,043

Total market value of collateral securities	$5,100,000

Deutsche Bank AG (0.230%)

Security description	Value(a)

Fannie Mae Pool	$3,369,763

Total market value of collateral securities	$3,369,763

MF Global Holdings Ltd. (0.250%)

Security description	Value(a)

Federal Home Loan Banks	$100,206
Federal Home Loan Mortgage Corp	258
Federal National Mortgage Association	757,853
Freddie Mac Discount Notes	7,493
United States Treasury Note/Bond	1,025,956
United States Treasury Strip Coupon	1,253,672
United States Treasury Strip Principal	1,954,646

Total market value of collateral securities	$5,100,084

Pershing LLC (0.320%)

Security description	Value(a)

Fannie Mae Pool	$609,521
Fannie Mae REMICS	282,682
Fannie Mae Whole Loan	4,702
Federal Farm Credit Bank	143,251
Federal Home Loan Banks	52,234
Federal Home Loan Mortgage Corp	7,085
Federal National Mortgage Association	82,566
Freddie Mac Gold Pool	554,796
Freddie Mac REMICS	340,660
Ginnie Mae I Pool	516,589
Ginnie Mae II Pool	463,542
Government National Mortgage Association	432,365
United States Treasury Inflation Indexed Bonds	7,802
United States Treasury Note/Bond	582,206

Total market value of collateral securities	$4,080,001

(g)	At Oct. 31, 2010, investments in securities included securities valued at $2,175,985 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h)	Represents fractional shares.

(i)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $148,359,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,724,000
Unrealized depreciation	(8,811,000)

Net unrealized appreciation	$10,913,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated July 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$141,432,796	$—	$—	$141,432,796

Total Equity Securities	141,432,796	—	—	141,432,796

Other
Affiliated Money Market Fund(c)	535,834	—	—	535,834
Investments of Cash Collateral Received for Securities on Loan	—	17,303,690	—	17,303,690

Total Other	535,834	17,303,690	—	17,839,524

Investments in Securities	141,968,630	17,303,690	—	159,272,320
Derivatives(d)
Assets
Futures Contracts	21,243	—	—	21,243

Total	$141,989,873	$17,303,690	$—	$159,293,563

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource Small Company Index Fund
Oct. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.9%)
AAR Corp.	33,620	(b,d)	$740,985
Aerovironment, Inc.	12,793	(b)	300,124
American Science & Engineering, Inc.	7,692		633,436
Applied Signal Technology, Inc.	11,410	(d)	382,920
Ceradyne, Inc.	21,586	(b)	513,963
Cubic Corp.	13,443	(d)	585,712
Curtiss-Wright Corp.	39,225	(d)	1,211,268
Esterline Technologies Corp.	25,591	(b)	1,546,719
GenCorp, Inc.	49,883	(b,d)	242,930
Moog, Inc., Class A	38,625	(b,d)	1,452,300
Orbital Sciences Corp.	49,159	(b,d)	798,342
Teledyne Technologies, Inc.	30,852	(b,d)	1,282,518
Triumph Group, Inc.	13,980	(d)	1,168,588

Total			10,859,805

Air Freight & Logistics (0.4%)
Forward Air Corp.	24,666	(d)	663,022
HUB Group, Inc., Class A	32,049	(b)	1,040,631

Total			1,703,653

Airlines (0.4%)
Allegiant Travel Co.	13,255	(d)	624,178
Skywest, Inc.	47,779		724,330

Total			1,348,508

Auto Components (0.3%)
Drew Industries, Inc.	16,283	(b)	343,083
Spartan Motors, Inc.	27,993	(d)	142,204
Standard Motor Products, Inc.	16,695		177,468
Superior Industries International, Inc.	19,769	(d)	354,854

Total			1,017,609

Automobiles (0.1%)
Winnebago Industries, Inc.	24,755	(b,d)	247,550

Beverages (0.2%)
Boston Beer Co., Inc., Class A	7,984	(b,d)	571,575

Biotechnology (1.2%)
Arqule, Inc.	31,722	(b,d)	175,105
Cubist Pharmaceuticals, Inc.	50,216	(b,d)	1,169,028
Emergent Biosolutions, Inc.	18,266	(b)	330,067
Martek Biosciences Corp.	28,467	(b,d)	624,851
Regeneron Pharmaceuticals, Inc.	61,121	(b,d)	1,594,036
Savient Pharmaceuticals, Inc.	57,509	(b,d)	713,687

Total			4,606,774

Issuer	Shares		Value(a)
Building Products (1.2%)
AAON, Inc.	10,121	(d)	248,471
AO Smith Corp.	18,976	(d)	1,063,224
Apogee Enterprises, Inc.	23,876	(d)	250,459
Gibraltar Industries, Inc.	25,789	(b,d)	235,454
Griffon Corp.	39,337	(b)	463,783
NCI Building Systems, Inc.	14,308	(b,d)	141,792
Quanex Building Products Corp.	31,983	(d)	576,334
Simpson Manufacturing Co., Inc.	33,669	(d)	894,922
Universal Forest Products, Inc.	16,454	(d)	495,924

Total			4,370,363

Capital Markets (0.9%)
Investment Technology Group, Inc.	36,356	(b)	517,709
LaBranche & Co., Inc.	31,486	(b,d)	102,330
optionsXpress Holdings, Inc.	36,153	(b,d)	577,363
Piper Jaffray Companies	13,213	(b,d)	409,207
Stifel Financial Corp.	30,459	(b)	1,443,452
SWS Group, Inc.	24,905	(d)	171,097
TradeStation Group, Inc.	34,445	(b,d)	189,103

Total			3,410,261

Chemicals (1.9%)
A Schulman, Inc.	26,774		580,996
American Vanguard Corp.	18,164		133,869
Arch Chemicals, Inc.	21,361	(d)	758,529
Balchem Corp.	24,115	(d)	736,954
Calgon Carbon Corp.	47,810	(b,d)	717,628
HB Fuller Co.	41,656	(d)	859,780
LSB Industries, Inc.	13,800	(b,d)	308,430
OM Group, Inc.	26,287	(b)	874,568
Penford Corp.	9,681	(b,d)	57,505
PolyOne Corp.	79,229	(b,d)	1,023,639
Quaker Chemical Corp.	9,590	(d)	349,268
Stepan Co.	6,561	(d)	442,474
Zep, Inc.	18,498		335,554

Total			7,179,194

Commercial Banks (5.8%)
Bank of the Ozarks, Inc.	11,118	(d)	422,595
Boston Private Financial Holdings, Inc.	64,723	(d)	369,568
City Holding Co.	13,280	(d)	420,976
Columbia Banking System, Inc.	33,481	(d)	609,689
Community Bank System, Inc.	28,235	(d)	659,852
East West Bancorp, Inc.	125,920	(d)	2,219,969
First BanCorp	270,479	(b,c,d)	82,496
First Commonwealth Financial Corp.	78,397	(d)	456,271
First Financial Bancorp	49,411		832,081
First Financial Bankshares, Inc.	17,728	(d)	837,825
First Midwest Bancorp, Inc.	63,039	(d)	675,148
Glacier Bancorp, Inc.	61,176	(d)	795,288
Hancock Holding Co.	25,090	(d)	788,328
Hanmi Financial Corp.	128,642	(b,d)	150,511
Home Bancshares, Inc.	18,635	(d)	383,322
Independent Bank Corp.	18,035	(d)	423,642
Nara Bancorp, Inc.	32,280	(b)	253,075
National Penn Bancshares, Inc.	107,294		696,338
NBT Bancorp, Inc.	29,349	(d)	647,145
Old National Bancorp	74,162	(d)	701,573
Pinnacle Financial Partners, Inc.	28,474	(b,d)	324,888
PrivateBancorp, Inc.	49,832	(d)	587,519

Issuer	Shares		Value(a)
S&T Bancorp, Inc.	21,049	(d)	412,560
Signature Bank	34,544	(b)	1,459,138
Simmons First National Corp., Class A	14,657	(d)	398,524
Sterling Bancorp	22,866		214,712
Sterling Bancshares, Inc.	86,761	(d)	467,642
Susquehanna Bancshares, Inc.	110,399	(d)	872,152
Tompkins Financial Corp.	7,001	(d)	270,239
UMB Financial Corp.	25,481	(d)	944,326
Umpqua Holdings Corp.	97,471		1,072,181
United Bankshares, Inc.	32,630		871,874
United Community Banks, Inc.	80,260	(b)	157,310
Whitney Holding Corp.	82,232	(d)	680,881
Wilshire Bancorp, Inc.	16,561	(d)	111,124
Wintrust Financial Corp.	26,456		792,093

Total			22,062,855

Commercial Services & Supplies (2.5%)
ABM Industries, Inc.	39,986		901,684
Bowne & Co., Inc.	34,111		387,160
Consolidated Graphics, Inc.	8,630	(b)	401,727
G&K Services, Inc., Class A	15,799	(d)	390,551
Healthcare Services Group, Inc.	37,309	(d)	896,535
Interface, Inc., Class A	54,117	(d)	778,744
Mobile Mini, Inc.	30,955	(b,d)	539,546
SYKES Enterprises, Inc.	35,097	(b,d)	582,961
Tetra Tech, Inc.	52,529	(b)	1,106,261
The Geo Group, Inc.	54,892	(b)	1,407,979
The Standard Register Co.	10,823	(d)	34,742
Unifirst Corp.	12,480	(d)	574,454
United Stationers, Inc.	19,882	(b)	1,117,368
Viad Corp.	17,460	(d)	348,502

Total			9,468,214

Communications Equipment (2.3%)
Arris Group, Inc.	106,528	(b)	991,776
Bel Fuse, Inc., Class B	9,936	(d)	226,640
Black Box Corp.	14,989	(d)	497,635
Blue Coat Systems, Inc.	36,357	(b,d)	980,548
Comtech Telecommunications Corp.	24,105	(d)	742,916
DG FastChannel, Inc.	20,840	(b,d)	490,782
Digi International, Inc.	21,244	(b,d)	205,217
EMS Technologies, Inc.	13,024	(b,d)	232,348
Harmonic, Inc.	83,035	(b,d)	579,584
Netgear, Inc.	30,161	(b,d)	929,260
Network Equipment Technologies, Inc.	25,534	(b,d)	80,687
Oplink Communications, Inc.	17,850	(b)	312,018
PC-Tel, Inc.	16,020	(b)	94,838
Symmetricom, Inc.	37,350	(b)	232,691
Tekelec	58,246	(b,d)	758,363
Tollgrade Communications, Inc.	8,860	(b)	70,437
Viasat, Inc.	34,498	(b,d)	1,420,284

Total			8,846,024

Computers & Peripherals (0.9%)
Avid Technology, Inc.	24,619	(b,d)	310,692
Compellent Technologies, Inc.	19,763	(b,d)	499,411
Hutchinson Technology, Inc.	19,872	(b,d)	67,764
Intermec, Inc.	42,109	(b,d)	490,570
Intevac, Inc.	19,111	(b,d)	193,021
Novatel Wireless, Inc.	26,892	(b,d)	281,828

Issuer	Shares		Value(a)
Stratasys, Inc.	17,476	(b,d)	547,348
Super Micro Computer, Inc.	20,900	(b,d)	232,408
Synaptics, Inc.	29,330	(b,d)	789,857

Total			3,412,899

Construction & Engineering (0.8%)
Comfort Systems USA, Inc.	32,260	(d)	369,377
Dycom Industries, Inc.	32,586	(b)	348,670
EMCOR Group, Inc.	56,457	(b)	1,459,414
Insituform Technologies, Inc., Class A	33,399	(b,d)	721,418
Orion Marine Group, Inc.	22,870	(b)	286,104

Total			3,184,983

Construction Materials (0.5%)
Eagle Materials, Inc.	37,555	(d)	881,040
Headwaters, Inc.	51,440	(b,d)	174,896
Texas Industries, Inc.	23,653	(d)	808,223

Total			1,864,159

Consumer Finance (0.8%)
Cash America International, Inc.	24,989	(d)	880,363
Ezcorp, Inc., Class A	41,878	(b)	899,540
First Cash Financial Services, Inc.	25,770	(b,d)	749,134
Rewards Network, Inc.	7,499	(b)	102,736
World Acceptance Corp.	13,343	(b,d)	575,750

Total			3,207,523

Containers & Packaging (0.1%)
Myers Industries, Inc.	30,026	(d)	265,130

Distributors (—%)
Audiovox Corp., Class A	15,758	(b,d)	102,112

Diversified Consumer Services (1.3%)
American Public Education, Inc.	15,705	(b,d)	439,112
Capella Education Co.	14,239	(b,d)	780,724
Coinstar, Inc.	27,850	(b,d)	1,603,603
Hillenbrand, Inc.	52,996		1,138,884
Pre-Paid Legal Services, Inc.	8,426	(b,d)	507,077
Universal Technical Institute, Inc.	17,708	(d)	342,650

Total			4,812,050

Diversified Financial Services (0.4%)
Interactive Brokers Group, Inc., Class A	35,910	(b,d)	672,235
Portfolio Recovery Associates, Inc.	14,514	(b)	973,164

Total			1,645,399

Diversified Telecommunication Services (0.4%)
Atlantic Tele-Network, Inc.	7,650		323,289
Cbeyond, Inc.	26,245	(b,d)	355,620
General Communication, Inc., Class A	38,497	(b)	402,294
Neutral Tandem, Inc.	28,138	(b,d)	411,377

Total			1,492,580

Electric Utilities (1.1%)
Allete, Inc.	26,440		961,887
Central Vermont Public Service Corp.	10,644	(d)	215,222
El Paso Electric Co.	37,046	(b)	911,332

Issuer	Shares		Value(a)
UIL Holdings Corp.	40,646		1,177,108
Unisource Energy Corp.	30,916	(d)	1,084,224

Total			4,349,773

Electrical Equipment (1.2%)
AZZ, Inc.	10,565	(d)	392,384
Belden, Inc.	39,826		1,111,145
Brady Corp., Class A	44,786	(d)	1,377,170
Encore Wire Corp.	16,170	(d)	335,689
II-VI, Inc.	21,565	(b,d)	848,367
Powell Industries, Inc.	7,556	(b)	233,178
Vicor Corp.	16,680	(d)	297,071

Total			4,595,004

Electronic Equipment, Instruments & Components (4.0%)
Agilysys, Inc.	16,646	(b,d)	99,876
Anixter International, Inc.	23,869	(d)	1,281,526
Benchmark Electronics, Inc.	52,956	(b,d)	870,067
Brightpoint, Inc.	59,476	(b,d)	445,475
Checkpoint Systems, Inc.	33,632	(b,d)	739,904
Cogent, Inc.	47,660	(b)	501,383
Cognex Corp.	33,748		901,072
CTS Corp.	29,089	(d)	295,253
Daktronics, Inc.	29,864	(d)	326,115
DTS, Inc.	14,581	(b,d)	580,324
Electro Scientific Industries, Inc.	20,241	(b)	235,200
FARO Technologies, Inc.	13,775	(b)	332,529
Gerber Scientific, Inc.	21,366	(b,d)	142,939
Insight Enterprises, Inc.	39,349	(b,d)	594,957
Keithley Instruments, Inc.	11,152		240,660
Littelfuse, Inc.	18,810	(b,d)	798,108
LoJack Corp.	15,708	(b)	76,812
Mercury Computer Systems, Inc.	20,243	(b,d)	320,649
Methode Electronics, Inc.	31,331	(d)	291,065
MTS Systems Corp.	13,788	(d)	451,833
Newport Corp.	31,246	(b,d)	454,004
OSI Systems, Inc.	15,640	(b,d)	563,040
Park Electrochemical Corp.	17,536		473,472
Plexus Corp.	34,364	(b,d)	1,042,947
Radisys Corp.	20,585	(b)	201,115
Rofin-Sinar Technologies, Inc.	24,050	(b)	671,717
Rogers Corp.	13,485	(b,d)	480,066
Scansource, Inc.	22,753	(b,d)	681,225
SYNNEX Corp.	19,993	(b,d)	580,597
Technitrol, Inc.	35,315		162,449
TTM Technologies, Inc.	36,799	(b,d)	385,654

Total			15,222,033

Energy Equipment & Services (2.8%)
Basic Energy Services, Inc.	19,652	(b)	217,351
Bristow Group, Inc.	30,772	(b,d)	1,193,338
CARBO Ceramics, Inc.	16,112	(d)	1,349,702
Gulf Island Fabrication, Inc.	12,170	(d)	277,963
Hornbeck Offshore Services, Inc.	19,796	(b,d)	440,263
ION Geophysical Corp.	129,633	(b,d)	633,905
Lufkin Industries, Inc.	25,494	(d)	1,245,382
Matrix Service Co.	22,405	(b)	203,437
Oil States International, Inc.	42,790	(b)	2,187,426
Pioneer Drilling Co.	46,113	(b,d)	284,056
SEACOR Holdings, Inc.	18,046	(b)	1,709,859

Issuer	Shares		Value(a)
Seahawk Drilling, Inc.	10,061	(b,d)	101,415
Tetra Technologies, Inc.	64,798	(b,d)	632,428

Total			10,476,525

Food & Staples Retailing (1.1%)
Casey’s General Stores, Inc.	32,192		1,334,680
Great Atlantic & Pacific Tea Co.	21,932	(b,d)	75,446
Nash Finch Co.	10,459	(d)	438,232
Spartan Stores, Inc.	19,233	(d)	287,533
The Andersons, Inc.	15,638		615,668
United Natural Foods, Inc.	40,117	(b,d)	1,434,585

Total			4,186,144

Food Products (1.7%)
Calavo Growers, Inc.	10,208		223,861
Cal-Maine Foods, Inc.	11,371	(d)	329,418
Darling International, Inc.	70,193	(b)	702,632
Diamond Foods, Inc.	18,563	(d)	820,485
J&J Snack Foods Corp.	12,103	(d)	518,856
Lance, Inc.	27,624	(d)	628,170
Sanderson Farms, Inc.	16,452	(d)	690,655
Seneca Foods Corp., Class A	7,800	(b)	180,180
The Hain Celestial Group, Inc.	36,429	(b,d)	900,889
TreeHouse Foods, Inc.	30,138	(b,d)	1,407,444

Total			6,402,590

Gas Utilities (2.0%)
New Jersey Resources Corp.	35,071	(d)	1,420,025
Northwest Natural Gas Co.	22,638	(d)	1,115,827
Piedmont Natural Gas Co., Inc.	61,346	(d)	1,809,094
South Jersey Industries, Inc.	25,420	(d)	1,280,151
Southwest Gas Corp.	38,679	(d)	1,344,482
The Laclede Group, Inc.	18,993	(d)	666,844

Total			7,636,423

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.	19,015	(b,d)	456,550
Align Technology, Inc.	57,707	(b,d)	982,750
American Medical Systems Holdings, Inc.	64,689	(b,d)	1,306,718
Analogic Corp.	10,962	(d)	500,196
Cantel Medical Corp.	10,753		199,146
Conmed Corp.	24,520	(b,d)	539,685
CryoLife, Inc.	24,031	(b,d)	155,000
Cyberonics, Inc.	20,448	(b,d)	562,524
Greatbatch, Inc.	19,775	(b,d)	430,106
Haemonetics Corp.	21,018	(b,d)	1,148,634
ICU Medical, Inc.	9,977	(b,d)	364,161
Integra LifeSciences Holdings Corp.	17,801	(b,d)	765,799
Invacare Corp.	27,564	(d)	744,228
Kensey Nash Corp.	7,597	(b,d)	204,815
Meridian Bioscience, Inc.	34,577	(d)	791,468
Merit Medical Systems, Inc.	24,017	(b)	379,709
Natus Medical, Inc.	24,584	(b,d)	322,050
Neogen Corp.	19,280	(b)	644,338
Osteotech, Inc.	15,444	(b)	100,232
Palomar Medical Technologies, Inc.	15,767	(b,d)	166,815
SurModics, Inc.	14,821	(b)	177,259
Symmetry Medical, Inc.	30,578	(b,d)	270,615
The Cooper Companies, Inc.	39,615	(d)	1,954,604
West Pharmaceutical Services, Inc.	28,296	(d)	1,009,884

Issuer	Shares		Value(a)
Zoll Medical Corp.	18,306	(b,d)	595,494

Total			14,772,780

Health Care Providers & Services (4.9%)
Air Methods Corp.	9,450	(b,d)	386,505
Almost Family, Inc.	6,994	(b)	241,503
Amedisys, Inc.	24,543	(b,d)	624,865
AMERIGROUP Corp.	43,411	(b,d)	1,811,540
AMN Healthcare Services, Inc.	33,264	(b,d)	176,299
Amsurg Corp.	26,331	(b,d)	476,064
Bio-Reference Labs, Inc.	20,860	(b)	449,742
Catalyst Health Solutions, Inc.	33,185	(b)	1,256,052
Centene Corp.	41,888	(b,d)	934,940
Chemed Corp.	19,372		1,141,786
Corvel Corp.	5,659	(b)	253,523
Cross Country Healthcare, Inc.	26,479	(b,d)	193,297
Genoptix, Inc.	14,977	(b)	254,909
Gentiva Health Services, Inc.	25,363	(b,d)	590,451
Hanger Orthopedic Group, Inc.	27,518	(b,d)	515,137
Healthspring, Inc.	48,666	(b,d)	1,420,560
Healthways, Inc.	29,120	(b)	305,178
HMS Holdings Corp.	23,156	(b)	1,391,907
IPC The Hospitalist Co., Inc.	13,811	(b,d)	442,366
Landauer, Inc.	8,021	(d)	490,003
LCA-Vision, Inc.	15,906	(b,d)	110,706
LHC Group, Inc.	13,354	(b,d)	359,223
Magellan Health Services, Inc.	28,384	(b)	1,362,432
Medcath Corp.	17,416	(b,d)	172,593
Molina Healthcare, Inc.	14,205	(b,d)	368,194
MWI Veterinary Supply, Inc.	10,490	(b,d)	600,028
PharMerica Corp.	26,097	(b,d)	262,014
PSS World Medical, Inc.	48,054	(b,d)	1,135,516
RehabCare Group, Inc.	21,197	(b)	471,209
Res-Care, Inc.	21,776	(b)	288,096
The Ensign Group, Inc.	11,130	(d)	208,910

Total			18,695,548

Health Care Technology (0.5%)
Computer Programs & Systems, Inc.	9,332		426,192
Omnicell, Inc.	27,831	(b,d)	388,799
Quality Systems, Inc.	16,230	(d)	1,042,940

Total			1,857,931

Hotels, Restaurants & Leisure (3.1%)
Biglari Holdings, Inc.	1,198	(b,d)	399,401
BJ’s Restaurants, Inc.	19,109	(b,d)	633,463
Buffalo Wild Wings, Inc.	15,499	(b)	728,918
California Pizza Kitchen, Inc.	20,938	(b)	345,686
CEC Entertainment, Inc.	18,330	(b,d)	608,556
Cracker Barrel Old Country Store, Inc.	20,045	(d)	1,080,225
DineEquity, Inc.	13,128	(b,d)	583,540
Interval Leisure Group, Inc.	34,394	(b,d)	493,554
Jack in the Box, Inc.	46,870	(b,d)	1,085,509
Marcus Corp.	18,408	(d)	235,991
Monarch Casino & Resort, Inc.	9,620	(b)	111,111
Multimedia Games, Inc.	23,457	(b)	91,951
O’Charleys, Inc.	16,037	(b,d)	120,278
Papa John’s International, Inc.	17,431	(b,d)	450,243
Peet’s Coffee & Tea, Inc.	10,936	(b,d)	418,302
PF Chang’s China Bistro, Inc.	19,655	(d)	902,558

Issuer	Shares		Value(a)
Pinnacle Entertainment, Inc.	51,985	(b,d)	665,408
Red Robin Gourmet Burgers, Inc.	13,305	(b,d)	270,092
Ruby Tuesday, Inc.	55,149	(b,d)	667,303
Ruth’s Hospitality Group, Inc.	26,356	(b)	120,183
Shuffle Master, Inc.	45,641	(b,d)	429,482
Sonic Corp.	52,438	(b)	465,649
Texas Roadhouse, Inc.	49,370	(b,d)	758,323

Total			11,665,726

Household Durables (0.9%)
Blyth, Inc.	4,597	(d)	184,432
Ethan Allen Interiors, Inc.	24,477		371,316
Helen of Troy Ltd.	26,115	(b,c,d)	669,849
Kid Brands, Inc.	18,336	(b)	178,959
La-Z-Boy, Inc.	44,114	(b,d)	342,766
M/I Homes, Inc.	15,742	(b)	166,550
Meritage Homes Corp.	27,298	(b,d)	499,826
National Presto Industries, Inc.	4,463	(d)	499,544
Skyline Corp.	5,867	(d)	104,609
Standard Pacific Corp.	84,350	(b,d)	306,191
Universal Electronics, Inc.	11,472	(b,d)	241,600

Total			3,565,642

Household Products (0.3%)
Central Garden and Pet Co., Class A	48,113	(b,d)	502,781
WD-40 Co.	14,158	(d)	522,288

Total			1,025,069

Industrial Conglomerates (0.2%)
Standex International Corp.	10,604	(d)	285,566
Tredegar Corp.	19,494	(d)	376,039

Total			661,605

Insurance (2.6%)
AMERISAFE, Inc.	15,845	(b,d)	302,481
Delphi Financial Group, Inc., Class A	46,188	(d)	1,250,309
eHealth, Inc.	20,035	(b,d)	270,673
Employers Holdings, Inc.	34,941	(d)	565,695
Horace Mann Educators Corp.	33,550		627,050
Infinity Property & Casualty Corp.	10,762		556,934
National Financial Partners Corp.	36,276	(b)	500,609
Presidential Life Corp.	18,118	(d)	173,389
ProAssurance Corp.	27,057	(b)	1,555,506
RLI Corp.	14,052	(d)	806,866
Safety Insurance Group, Inc.	12,778	(d)	593,666
Selective Insurance Group, Inc.	45,455		769,099
Stewart Information Services Corp.	15,606	(d)	168,857
The Navigators Group, Inc.	10,628	(b,d)	488,569
Tower Group, Inc.	36,705	(d)	891,197
United Fire & Casualty Co.	18,139		363,324

Total			9,884,224

Internet & Catalog Retail (0.6%)
Blue Nile, Inc.	12,166	(b,d)	518,272
HSN, Inc.	32,807	(b,d)	982,241
NutriSystem, Inc.	22,865	(d)	437,179
PetMed Express, Inc.	19,480	(d)	300,966

Total			2,238,658

Issuer	Shares		Value(a)
Internet Software & Services (1.0%)
comScore, Inc.	21,444	(b,d)	504,148
DealerTrack Holdings, Inc.	34,336	(b,d)	663,372
Infospace, Inc.	30,643	(b)	258,627
j2 Global Communications, Inc.	38,790	(b,d)	1,022,116
Liquidity Services, Inc.	14,600	(b)	233,600
Perficient, Inc.	25,582	(b)	270,146
Stamps.com, Inc.	10,105	(b)	161,276
The Knot, Inc.	25,795	(b,d)	233,187
United Online, Inc.	74,312	(d)	459,248

Total			3,805,720

IT Services (1.5%)
CACI International, Inc., Class A	25,794	(b)	1,292,794
Ciber, Inc.	59,105	(b,d)	216,915
CSG Systems International, Inc.	28,977	(b)	563,313
Forrester Research, Inc.	12,466	(b,d)	412,251
Heartland Payment Systems, Inc.	32,395	(d)	462,601
Integral Systems, Inc.	14,959	(b,d)	127,152
MAXIMUS, Inc.	14,748		894,171
NCI, Inc., Class A	6,717	(b,d)	125,205
StarTek, Inc.	10,155	(b,d)	41,432
TeleTech Holdings, Inc.	25,077	(b)	380,669
Wright Express Corp.	32,550	(b,d)	1,227,461

Total			5,743,964

Leisure Equipment & Products (1.5%)
Arctic Cat, Inc.	10,370	(b,d)	138,025
Brunswick Corp.	75,429	(d)	1,193,287
Callaway Golf Co.	54,799	(d)	377,017
Jakks Pacific, Inc.	23,755	(b,d)	447,782
Nautilus, Inc.	17,508	(b)	25,912
Polaris Industries, Inc.	28,321	(d)	2,013,339
Pool Corp.	42,198	(d)	849,868
RC2 Corp.	18,411	(b,d)	388,472
Sturm Ruger & Co., Inc.	16,362		256,229

Total			5,689,931

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.	60,210	(b,d)	269,741
Cambrex Corp.	24,986	(b,d)	113,187
Dionex Corp.	14,863	(b,d)	1,326,225
Enzo Biochem, Inc.	28,548	(b,d)	123,042
eResearchTechnology, Inc.	36,589	(b,d)	278,808
Kendle International, Inc.	12,685	(b)	115,560
Parexel International Corp.	49,781	(b,d)	1,070,292

Total			3,296,855

Machinery (3.9%)
Actuant Corp., Class A	57,797	(d)	1,298,699
Albany International Corp., Class A	23,552	(d)	480,461
Astec Industries, Inc.	16,951	(b,d)	499,546
Badger Meter, Inc.	12,776	(d)	530,587
Barnes Group, Inc.	38,796	(d)	705,699
Briggs & Stratton Corp.	42,810	(d)	753,456
Cascade Corp.	7,845	(d)	277,635
CIRCOR International, Inc.	14,540		510,063
CLARCOR, Inc.	43,070	(d)	1,708,156
EnPro Industries, Inc.	17,520	(b,d)	615,653
ESCO Technologies, Inc.	22,551	(d)	773,048

Issuer	Shares		Value(a)
Federal Signal Corp.	52,960	(d)	299,224
John Bean Technologies Corp.	23,962	(d)	409,750
Kaydon Corp.	28,446	(d)	991,912
Lindsay Corp.	10,619	(d)	612,185
Lydall, Inc.	14,532	(b)	107,973
Mueller Industries, Inc.	32,121		944,357
Robbins & Myers, Inc.	28,055	(d)	814,437
The Toro Co.	26,622	(d)	1,511,065
Watts Water Technologies, Inc., Class A	24,773		871,266

Total			14,715,172

Media (0.5%)
Arbitron, Inc.	22,862	(d)	578,866
EW Scripps Co., Class A	25,941	(b,d)	226,724
Live Nation Entertainment, Inc.	126,928	(b,d)	1,204,547

Total			2,010,137

Metals & Mining (0.9%)
AM Castle & Co.	14,248	(b,d)	219,419
AMCOL International Corp.	21,384	(d)	593,192
Brush Engineered Materials, Inc.	17,295	(b,d)	573,329
Century Aluminum Co.	48,155	(b,d)	651,056
Kaiser Aluminum Corp.	12,580		565,974
Olympic Steel, Inc.	7,798		174,831
RTI International Metals, Inc.	25,595	(b,d)	796,005

Total			3,573,806

Multiline Retail (0.1%)
Fred’s, Inc., Class A	33,383	(d)	399,928
Tuesday Morning Corp.	31,119	(b,d)	149,060

Total			548,988

Multi-Utilities (0.7%)
Avista Corp.	47,097	(d)	1,028,599
CH Energy Group, Inc.	13,486		612,939
NorthWestern Corp.	30,785		916,469

Total			2,558,007

Oil, Gas & Consumable Fuels (2.2%)
Gulfport Energy Corp.	23,300	(b)	388,178
Holly Corp.	37,563	(d)	1,229,437
Penn Virginia Corp.	38,749	(d)	574,260
Petroleum Development Corp.	16,378	(b)	511,157
Petroquest Energy, Inc.	47,320	(b,d)	264,046
SM Energy Co.	53,727	(d)	2,239,342
Stone Energy Corp.	41,303	(b,d)	645,566
Swift Energy Co.	32,215	(b,d)	1,026,048
World Fuel Services Corp.	57,476	(d)	1,622,547

Total			8,500,581

Paper & Forest Products (0.9%)
Buckeye Technologies, Inc.	33,508	(d)	604,819
Clearwater Paper Corp.	9,783	(b)	789,977
Deltic Timber Corp.	9,146	(d)	426,935
Neenah Paper, Inc.	12,552		192,673
Schweitzer-Mauduit International, Inc.	15,601	(d)	1,001,273
Wausau Paper Corp.	41,707	(b,d)	352,007

Total			3,367,684

Issuer	Shares		Value(a)
Personal Products (0.1%)
Mannatech, Inc.	13,550	(b,d)	25,339
Medifast, Inc.	11,430	(b,d)	272,948

Total			298,287

Pharmaceuticals (1.1%)
Hi-Tech Pharmacal Co., Inc.	8,650	(b,d)	187,100
Par Pharmaceutical Companies, Inc.	29,948	(b)	973,609
Salix Pharmaceuticals Ltd.	49,197	(b,d)	1,861,122
Viropharma, Inc.	66,275	(b)	1,084,259

Total			4,106,090

Professional Services (0.9%)
Administaff, Inc.	19,135	(d)	501,528
CDI Corp.	11,014	(d)	157,831
Exponent, Inc.	11,826	(b,d)	377,486
Heidrick & Struggles International, Inc.	14,915	(d)	320,374
Kelly Services, Inc., Class A	24,050	(b,d)	357,143
On Assignment, Inc.	31,032	(b,d)	175,331
School Specialty, Inc.	13,668	(b,d)	183,151
SFN Group, Inc.	44,800	(b,d)	339,584
The Dolan Co.	25,961	(b)	277,783
TrueBlue, Inc.	37,463	(b,d)	526,354
Volt Information Sciences, Inc.	10,135	(b)	81,891

Total			3,298,456

Real Estate Investment Trusts (REITs) (7.7%)
Acadia Realty Trust	34,154	(d)	651,658
BioMed Realty Trust, Inc.	109,415	(d)	2,007,766
Cedar Shopping Centers, Inc.	39,704	(d)	250,532
Colonial Properties Trust	60,637		1,087,221
DiamondRock Hospitality Co.	131,533	(b)	1,391,619
EastGroup Properties, Inc.	22,976	(d)	930,068
Entertainment Properties Trust	39,551	(d)	1,828,443
Extra Space Storage, Inc.	74,402		1,205,312
Franklin Street Properties Corp.	59,004	(d)	787,703
Healthcare Realty Trust, Inc.	54,141		1,306,964
Home Properties, Inc.	31,929	(d)	1,738,534
Inland Real Estate Corp.	63,350	(d)	550,512
Kilroy Realty Corp.	44,572	(d)	1,523,025
Kite Realty Group Trust	53,823	(d)	257,274
LaSalle Hotel Properties	59,412		1,407,470
Lexington Realty Trust	98,301	(d)	764,782
LTC Properties, Inc.	21,959	(d)	611,558
Medical Properties Trust, Inc.	94,681		1,059,480
Mid-America Apartment Communities, Inc.	27,921	(d)	1,704,019
National Retail Properties, Inc.	70,939	(d)	1,922,447
Parkway Properties, Inc.	18,663	(d)	290,396
Pennsylvania Real Estate Investment Trust	47,066		671,632
Post Properties, Inc.	41,422	(d)	1,260,886
PS Business Parks, Inc.	15,898		942,115
Sovran Self Storage, Inc.	23,474	(d)	917,129
Tanger Factory Outlet Centers	34,436	(d)	1,650,173
Universal Health Realty Income Trust	10,450		388,218
Urstadt Biddle Properties, Inc., Class A	19,683	(d)	378,110

Total			29,485,046

Real Estate Management & Development (0.1%)
Forestar Group, Inc.	30,992	(b,d)	529,963

Issuer	Shares		Value(a)
Road & Rail (0.8%)
Arkansas Best Corp.	21,530	(d)	545,355
Heartland Express, Inc.	43,196	(d)	644,052
Knight Transportation, Inc.	52,620		940,319
Old Dominion Freight Line, Inc.	35,673	(b,d)	1,000,628

Total			3,130,354

Semiconductors & Semiconductor Equipment (5.4%)
Actel Corp.	22,347	(b,d)	466,158
Advanced Energy Industries, Inc.	32,755	(b,d)	470,362
ATMI, Inc.	26,798	(b,d)	473,521
Brooks Automation, Inc.	55,701	(b,d)	378,210
Cabot Microelectronics Corp.	19,823	(b)	765,762
Cohu, Inc.	20,172		289,468
Cymer, Inc.	25,121	(b,d)	928,221
Cypress Semiconductor Corp.	136,252	(b)	1,921,153
Diodes, Inc.	30,549	(b)	671,467
DSP Group, Inc.	19,869	(b,d)	142,262
Exar Corp.	37,603	(b)	250,060
FEI Co.	32,446	(b)	706,025
Hittite Microwave Corp.	20,784	(b,d)	1,073,909
Kopin Corp.	56,723	(b,d)	216,115
Kulicke & Soffa Industries, Inc.	59,924	(b,d)	372,727
Micrel, Inc.	42,989	(d)	511,999
Microsemi Corp.	70,677	(b)	1,413,540
MKS Instruments, Inc.	42,718	(b,d)	882,127
Monolithic Power Systems, Inc.	31,120	(b,d)	500,098
Pericom Semiconductor Corp.	21,208	(b,d)	199,779
Rudolph Technologies, Inc.	26,643	(b,d)	197,691
Sigma Designs, Inc.	23,439	(b,d)	267,439
Standard Microsystems Corp.	19,202	(b,d)	463,536
Supertex, Inc.	11,059	(b,d)	259,776
Tessera Technologies, Inc.	42,767	(b)	843,793
TriQuint Semiconductor, Inc.	132,447	(b)	1,364,204
Ultratech, Inc.	20,588	(b,d)	376,966
Varian Semiconductor Equipment Associates, Inc.	63,653	(b)	2,079,543
Veeco Instruments, Inc.	34,783	(b,d)	1,455,669
Volterra Semiconductor Corp.	22,890	(b,d)	467,643

Total			20,409,223

Software (4.0%)
Blackbaud, Inc.	37,303	(d)	947,123
CommVault Systems, Inc.	36,754	(b)	1,063,293
Concur Technologies, Inc.	38,442	(b,d)	1,984,377
Ebix, Inc.	29,463	(b,d)	727,736
Epicor Software Corp.	39,305	(b)	369,467
EPIQ Systems, Inc.	28,898	(d)	338,685
Interactive Intelligence, Inc.	11,182	(b,d)	276,307
JDA Software Group, Inc.	35,546	(b,d)	899,314
Manhattan Associates, Inc.	18,798	(b)	578,602
MicroStrategy, Inc., Class A	7,488	(b)	678,637
Netscout Systems, Inc.	29,612	(b)	694,994
Phoenix Technologies Ltd.	29,902	(b,d)	123,196
Progress Software Corp.	36,851	(b,d)	1,377,122
Radiant Systems, Inc.	27,439	(b)	535,335
Smith Micro Software, Inc.	25,664	(b,d)	312,074
Sonic Solutions, Inc.	40,667	(b)	486,784
Sourcefire, Inc.	23,600	(b,d)	556,724
Take-Two Interactive Software, Inc.	72,295	(b,d)	770,665

Issuer	Shares		Value(a)
Taleo Corp., Class A	34,028	(b,d)	976,263
THQ, Inc.	57,685	(b,d)	230,740
Tyler Technologies, Inc.	22,991	(b,d)	469,246
Websense, Inc.	36,130	(b,d)	726,936

Total			15,123,620

Specialty Retail (4.4%)
Big 5 Sporting Goods Corp.	18,568	(d)	251,039
Brown Shoe Co., Inc.	37,346	(d)	438,816
Cabela’s, Inc.	34,046	(b,d)	631,213
Christopher & Banks Corp.	30,470	(d)	181,601
Genesco, Inc.	20,473	(b)	670,695
Group 1 Automotive, Inc.	20,294	(b,d)	715,566
Gymboree Corp.	23,258	(b)	1,513,165
Haverty Furniture Companies, Inc.	15,780	(d)	168,688
Hibbett Sports, Inc.	24,238	(b,d)	653,214
HOT Topic, Inc.	37,925	(d)	217,310
Jo-Ann Stores, Inc.	22,978	(b,d)	993,799
JOS A Bank Clothiers, Inc.	23,411	(b,d)	1,020,720
Kirkland’s, Inc.	13,380	(b,d)	179,961
Lithia Motors, Inc., Class A	18,460	(d)	201,214
Lumber Liquidators Holdings, Inc.	19,824	(b,d)	477,362
MarineMax, Inc.	18,848	(b,d)	140,983
Midas, Inc.	12,084	(b,d)	88,938
Monro Muffler Brake, Inc.	17,090	(d)	815,877
OfficeMax, Inc.	72,321	(b,d)	1,280,082
PEP Boys — Manny, Moe & Jack	44,641	(d)	521,853
Sonic Automotive, Inc., Class A	30,011	(b)	327,720
Stage Stores, Inc.	32,096		427,840
Stein Mart, Inc.	22,904	(b,d)	215,069
The Buckle, Inc.	22,243	(d)	647,049
The Cato Corp., Class A	25,075	(d)	663,234
The Childrens Place Retail Stores, Inc.	23,169	(b,d)	1,020,826
The Finish Line, Inc., Class A	46,310		708,543
The Men’s Wearhouse, Inc.	44,809		1,095,132
Zale Corp.	19,656	(b,d)	50,319
Zumiez, Inc.	17,690	(b)	463,832

Total			16,781,660

Textiles, Apparel & Luxury Goods (2.9%)
Carter’s, Inc.	50,572	(b,d)	1,259,243
CROCS, Inc.	73,738	(b,d)	1,027,170
Deckers Outdoor Corp.	32,912	(b)	1,912,187
Iconix Brand Group, Inc.	61,515	(b,d)	1,076,513
K-Swiss, Inc., Class A	23,071	(b,d)	280,543
Liz Claiborne, Inc.	80,408	(b,d)	492,097
Maidenform Brands, Inc.	19,626	(b,d)	525,192
Movado Group, Inc.	14,729	(b,d)	165,554
Oxford Industries, Inc.	11,814	(d)	272,076
Perry Ellis International, Inc.	8,514	(b)	191,395
Quiksilver, Inc.	110,228	(b,d)	459,651
Skechers U.S.A., Inc., Class A	28,725	(b,d)	558,414
Steven Madden Ltd.	19,530	(b,d)	826,119
True Religion Apparel, Inc.	21,673	(b,d)	443,213
Volcom, Inc.	14,535	(b,d)	249,566
Wolverine World Wide, Inc.	41,503	(d)	1,208,567

Total			10,947,500

Thrifts & Mortgage Finance (0.4%)
Bank Mutual Corp.	38,917	(d)	187,580

Issuer	Shares		Value(a)
Brookline Bancorp, Inc.	50,217	(d)	489,114
Dime Community Bancshares, Inc.	23,507	(d)	342,967
Trustco Bank Corp. NY	65,515	(d)	353,126

Total			1,372,787

Tobacco (0.1%)
Alliance One International, Inc.	76,014	(b,d)	335,982

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	32,083	(d)	975,644
Kaman Corp.	22,083	(d)	595,137
Lawson Products, Inc.	3,404		62,736

Total			1,633,517

Water Utilities (0.2%)
American States Water Co.	15,810	(d)	590,504

Wireless Telecommunication Services (0.2%)
NTELOS Holdings Corp.	25,186		457,630
USA Mobility, Inc.	18,788		316,202

Total			773,832

Total Common Stocks (Cost: $337,524,987)			$375,542,561

Money Market Fund (0.2%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.241%	628,662	(f)	$628,662

Total Money Market Fund (Cost: $628,662)			$628,662

Investments of Cash Collateral Received for Securities on Loan (24.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.6%)
Ebbets Funding LLC
11-10-10	0.500%	$1,999,194	$1,999,194
Grampian Funding LLC
11-05-10	0.290	2,999,251	2,999,251
11-09-10	0.280	999,782	999,782

Total			5,998,227

Certificates of Deposit (11.2%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	2,498,679	2,498,679
Caisse des Depots
12-13-10	0.345	1,998,257	1,998,257
Credit Industrial et Commercial
11-05-10	0.500	2,000,077	2,000,077
Development Bank of Singapore Ltd.
11-09-10	0.400	3,000,000	3,000,000
DZ Bank AG
12-17-10	0.350	3,000,000	3,000,000
Erste Bank der Oesterreichischen Sparkassen AG
11-22-10	0.320	3,998,863	3,998,863
KBC Bank NV
11-15-10	0.450	3,000,000	3,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
La Banque Postale
11-16-10	0.345	1,998,832	1,998,832
Landesbank Hessen Thuringen
11-29-10	0.270	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
11-23-10	0.300	1,999,433	1,999,433
Norinchukin Bank
01-25-11	0.330	2,000,000	2,000,000
Overseas Chinese Banking Corp.
12-30-10	0.350	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.
12-13-10	0.310	2,000,000	2,000,000
United Overseas Bank Ltd.
01-18-11	0.330	3,000,000	3,000,000
Westpac Banking Corp.
11-04-10	0.296	2,000,000	2,000,000

Total			42,494,141

Other Short-Term Obligations (1.1%)
Natixis Financial Products LLC
11-01-10	0.570	3,000,000	3,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.520	1,000,000	1,000,000

Total			4,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (10.6%)(e)
Barclays Capital, Inc. dated 10-13-10, matures 11-29-10, repurchase price $5,001,593	0.370%	$5,000,000	$5,000,000
Deutsche Bank AG dated 10-29-10, matures 11-01-10, repurchase price $3,852,329	0.230	3,852,255	3,852,255
Merrill Lynch Government Securities Income dated 10-29-10, matures 11-01-10, repurchase price $5,000,096	0.230	5,000,000	5,000,000
MF Global Holdings Ltd. dated 10-29-10, matures 11-01-10, repurchase price $10,000,208	0.250	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 10-29-10, matures 11-01-10, repurchase price $5,000,104	0.250	5,000,000	5,000,000
Morgan Stanley dated 04-15-10, matures 11-29-10, repurchase price $5,002,024	0.470	5,000,000	5,000,000
Nomura Securities dated 10-29-10, matures 11-01-10, repurchase price $2,500,077	0.370	2,500,000	2,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Pershing LLC dated 10-29-10, matures 11-01-10, repurchase price $2,000,053	0.320	2,000,000	2,000,000
RBS Securities, Inc. dated 10-29-10, matures 11-01-10, repurchase price $2,000,062	0.370	2,000,000	2,000,000

Total			40,352,255

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $92,844,623)			$92,844,623

Total Investments in Securities
(Cost: $430,998,272)(g)			$469,015,846

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
At Oct. 31, 2010, $265,500 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Oct. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Russell 2000 Mini Index	52	$3,651,440	Dec. 2010	$7,313
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated July 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Oct. 31, 2010, the value of foreign securities, excluding short-term securities, represented 0.20% of net assets.

(d)	At Oct. 31, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.370%)

Security description	Value (a)

Arabella Arabella	$223,874
Banco Bilbao Vizcaya Argentaria/New York NY	11,496
BNP Paribas	35,156
Bp Capital Markets PLC	440,389
Commonwealth Bank of Australia	414,809
Cparcher Daniels M D	249,835
Credit Agic Corp	1,051
Gdz Suez	226,907
Grampian Funding Ltd/LLC	297,364
John Deere Credit Ltd	238,960
Kfw	229,876
Lloyds Bk PLC	126,148
Nationwide Building Soc	487,858
Network Rail Infrastructure	199,944
Nieuw Amsterdam	162,878
Oesterreichische Kontrollbank AG	429,193
Prudential PLC	741,551
Rabobank Nederland	30,912
Societe Generale	421,343
Societe Generale/New York NY	25,000
Ubs Ag Stamford Bran	5,526
Wal-Mart Stores Inc	249,930

Total market value of collateral securities	$5,250,000

Deutsche Bank AG (0.230%)

Security description	Value (a)

Fannie Mae Pool	$3,929,300

Total market value of collateral securities	$3,929,300

Merrill Lynch Government Securities Income (0.230%)

Security description	Value (a)

Fannie Mae Pool	$3,139,982
Fannie Mae REMICS	1,055,192
Government National Mortgage Association	904,856

Total market value of collateral securities	$5,100,030

MF Global Holdings Ltd. (0.250%)

Security description	Value (a)

Federal Home Loan Banks	$200,414
Federal Home Loan Mortgage Corp	517
Federal National Mortgage Association	1,515,705
Freddie Mac Discount Notes	14,987
United States Treasury Note/Bond	2,051,912
United States Treasury Strip Coupon	2,507,343
United States Treasury Strip Principal	3,909,291

Total market value of collateral securities	$10,200,169

Mizuho Securities USA, Inc. (0.250%)

Security description	Value (a)

Fannie Mae Pool	$1,859,017
Freddie Mac Gold Pool	764,978
Freddie Mac Non Gold Pool	304,066
Freddie Mac REMICS	426,522
Ginnie Mae I Pool	1,048,719
Government National Mortgage Association	696,698

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.470%)

Security description	Value (a)

Argento Variable Funding	$998,859
Autobahn Funding	688,637
Compass Sec LLC	692,620
Gotham Funding Corp	999,263
Halkin Finance LLC	111,447
Landesbank Hsn-Thurny	977,347
Solitaire Funding Ltd	779,449
Starbird Funding Corp	2,378

Total market value of collateral securities	$5,250,000

Nomura Securities (0.370%)

Security description	Value (a)

Ally Auto Receivables Trust	$36,586
American Express Credit Account Master Trust	101,231
AmeriCredit Automobile Receivables Trust	32,668
Atlantic City Electric Transition Funding LLC	1,299
Banc of America Commercial Mortgage Inc	143,389
Bank of America Auto Trust	195,538
Bayview Commercial Asset Trust	7,157
Capital Auto Receivables Asset Trust	27,653
Capital One Multi-Asset Execution Trust	108,976
CarMax Auto Owner Trust	29,939
CenterPoint Energy Transition Bond Co LLC	30,774
Chase Issuance Trust	253,242
Chase Mortgage Finance Corp	112,328
Citibank Credit Card Issuance Trust	6,801
Citigroup Commercial Mortgage Trust	15,427
Citigroup/Deutsche Bank Commercial Mortgage Trust	78,349
CNH Equipment Trust	16,752
Commercial Mortgage Pass Through Certificates	18,168
Countrywide Home Loan Mortgage Pass Through Trust	4,316
Credit Suisse First Boston Mortgage Securities Corp	94,711
Discover Card Master Trust I	16,684
Entergy Gulf States Reconstruction Funding LLC	44,225
First Union National Bank Commercial Mortgage	24,816
Ford Credit Auto Lease Trust	60,973
Ford Credit Auto Owner Trust	133,992
GE Business Loan Trust	74,640
GE Capital Credit Card Master Note Trust	16,581
GS Mortgage Securities Corp II	58,199
Harley-Davidson Motorcycle Trust	92,558
JP Morgan Chase Commercial Mortgage Securities Corp	72,197
LB-UBS Commercial Mortgage Trust	78,359
MBNA Credit Card Master Note Trust	3,500
Merrill Lynch Mortgage Trust	504
Merrill Lynch/Countrywide Commercial Mortgage Trust	3,387
MLCC Mortgage Investors Inc	228
Nissan Auto Lease Trust	73,480
Nissan Auto Receivables Owner Trust	8,776
PSE&G Transition Funding LLC	21,179
SLM Student Loan Trust	192,438
Volkswagen Auto Loan Enhanced Trust	19,611
Wachovia Bank Commercial Mortgage Trust	300,048
World Omni Auto Receivables Trust	13,321

Total market value of collateral securities	$2,625,000

Pershing LLC (0.320%)

Security description	Value (a)

Fannie Mae Pool	$304,761
Fannie Mae REMICS	141,340
Fannie Mae Whole Loan	2,351
Federal Farm Credit Bank	71,626
Federal Home Loan Banks	26,117
Federal Home Loan Mortgage Corp	3,543
Federal National Mortgage Association	41,283
Freddie Mac Gold Pool	277,398
Freddie Mac REMICS	170,330
Ginnie Mae I Pool	258,294
Ginnie Mae II Pool	231,771
Government National Mortgage Association	216,183
United States Treasury Inflation Indexed Bonds	3,901
United States Treasury Note/Bond	291,102

Total market value of collateral securities	$2,040,000

RBS Securities, Inc. (0.370%)

Security description	Value (a)

American Express Issuance Trust	$200
Ameriquest Mortgage Securities Inc	106,556
BA Credit Card Trust	25,638
Bear Stearns Asset Backed Securities Trust	18,001
Capital Auto Receivables Asset Trust	481
Capital One Multi-Asset Execution Trust	36,526
Chase Issuance Trust	30,358
Citibank Credit Card Issuance Trust	205,627
Citigroup Commercial Mortgage Trust	10,305
Credit-Based Asset Servicing and Securitization LLC	23,046
Discover Card Master Trust	75,651
First National Master Note Trust	24,113
Ford Credit Auto Owner Trust	11,795
GE Capital Credit Card Master Note Trust	78,418
Goal Capital Funding Trust	4,794
Greenwich Capital Commercial Funding Corp	155,476
GS Mortgage Securities Corp II	119,007
Hyundai Auto Receivables Trust	120,597
Keycorp Student Loan Trust	286
Massachusetts Educational Financing Authority	23,793
MBNA Master Credit Card Trust	73,358
Morgan Stanley Dean Witter Capital I	5,959
Nelnet Student Loan Trust	252,734
Nissan Auto Lease Trust	40,761
Renaissance Home Equity Loan Trust	18
SLM Student Loan Trust	521,621
Terwin Mortgage Trust	64,468
Wachovia Bank Commercial Mortgage Trust	70,450

Total market value of collateral securities	$2,100,037

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Oct. 31, 2010.

(g)	At Oct. 31, 2010, the cost of securities for federal income tax purposes was approximately $430,998,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$65,319,000
Unrealized depreciation	(27,301,000)

Net unrealized appreciation	$38,018,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities, in the most recent Semiannual Report dated July 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2010:

	Fair value at Oct. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$375,542,561	$—	$—	$375,542,561

Total Equity Securities	375,542,561	—	—	375,542,561

Other
Affiliated Money Market Fund(c)	628,662	—	—	628,662
Investments of Cash Collateral Received for Securities on Loan	—	92,844,623	—	92,844,623

Total Other	628,662	92,844,623	—	93,473,285

Investments in Securities	376,171,223	92,844,623	—	469,015,846
Derivatives(d)
Assets
Futures Contracts	7,313	—	—	7,313

Total	$376,178,536	$92,844,623	$—	$469,023,159

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Oct. 31, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Market Advantage Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	December 20, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 20, 2010